                                                                                     ---------------------------------
As filed with the Securities and Exchange Commission on January 4, 2007                        OMB APPROVAL
                                                                                     ---------------------------------
                                                                                     ---------------------------------
Registration No. 333-111256                                                          OMB Number:        3235-0336
                                                                                     Expires       March 31, 2008
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                                                                                     hours per response    1312.9
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                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                   / X /

PRE-EFFECTIVE AMENDMENT NO. __                                                                            /    /

POST-EFFECTIVE AMENDMENT NO. __                                                                           /    /

                                      OFI TREMONT CORE STRATEGIES HEDGE FUND
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                   (Registrant's Area Code and Telephone Number)

                                               Robert G. Zack, Esq.
                                    Executive Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                             New York, New York 10148
                                                  (212) 323-0250
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                      (Name and Address of Agent for Service)

                    As soon as practicable after the Registration Statement becomes effective.
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                  (Approximate Date of Proposed Public Offering)

Calculation of Registration Fee under the Securities Act of 1933:
------------------------------------- ----------------------------------- -----------------------------------
Title of Securities Being Registered  Proposed Maximum Aggregate          Amount of Registration Fee
                                      Offering Price(1)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Shares of OFI Tremont Core            $36,943,121                         $1,451.87
Strategies Hedge Fund.
------------------------------------- ----------------------------------- -----------------------------------

(1) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f) under the
Securities Act of 1933, as amended.

It is proposed that this filing will become effective on February 4, 2008 pursuant to Rule 488.

                                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Combined Prospectus and Proxy Statement of OFI Tremont Core Strategies Hedge Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                                       OFI TREMONT MARKET NEUTRAL HEDGE FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.399.7181

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                           TO BE HELD ON MARCH 20, 2008

To the Shareholders of Market Neutral Hedge Fund:

         Notice is hereby given that a Special Meeting of the Shareholders of OFI Tremont Market Neutral Hedge
Fund ("Market Neutral Hedge Fund"), a registered closed-end management investment company, will be held at 6803
South Tucson Way, Centennial, Colorado 80112 at 1:00 p.m., Mountain time, on March 20, 2008, or any adjournments thereof (the "Meeting"), for the following purposes:

1.       To approve an Agreement and Plan of Reorganization between Market Neutral Hedge Fund and OFI Tremont
          Core Strategies Hedge Fund ("Core Strategies Hedge Fund"), and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of Market Neutral Hedge Fund to Core
          Strategies Hedge Fund in exchange for shares of Core Strategies Hedge Fund; (b) the distribution of shares of Core Strategies Hedge Fund to the shareholders of Market Neutral Hedge Fund in complete liquidation of Market Neutral Hedge Fund; and (c) the cancellation of the outstanding shares of Market
          Neutral Hedge Fund (all of the foregoing being referred to as the "Proposal"); and

2.       To act upon such other matters as may properly come before the Meeting.

         Shareholders of record at the close of business on December 31, 2007 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The
Board of Trustees of Market Neutral Hedge Fund recommends a vote in favor of the Proposal.

                                               YOU CAN VOTE BY MAIL.
                                           WE URGE YOU TO VOTE PROMPTLY.
                                              YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
February 11, 2008
____________________________________________________________________________________________
                                       PLEASE VOTE THE ENCLOSED PROXY TODAY.
                             YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                                       OFI TREMONT CORE STRATEGIES HEDGE FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.399.7181

                                      COMBINED PROSPECTUS AND PROXY STATEMENT
                                              Dated February 11, 2008

                                        SPECIAL MEETING OF SHAREHOLDERS OF
                                       OFI TREMONT MARKET NEUTRAL HEDGE FUND
                                           to be held on March 20, 2008

                                           Acquisition of the Assets of
                                       OFI TREMONT MARKET NEUTRAL HEDGE FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.399.7181

                                         By and in exchange for shares of
                                      OFI TREMONT CORE STRATEGIES HEDGE FUND

         This combined Prospectus and Proxy Statement solicits proxies from the shareholders of OFI Tremont
Market Neutral Hedge Fund ("Market Neutral Hedge Fund"), a closed-end management investment company, to be voted at a Special Meeting of Shareholders (the "Meeting") to approve the Agreement and Plan of Reorganization (the
"Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between Market
Neutral Hedge Fund and OFI Tremont Core Strategies Hedge Fund ("Core Strategies Hedge Fund"), a closed-end management investment company. This combined Prospectus and Proxy Statement constitutes the Prospectus of Core
Strategies Hedge Fund and the Proxy Statement of Market Neutral Hedge Fund filed on Form N-14 with the Securities and Exchange Commission ("SEC"). If shareholders of Market Neutral Hedge Fund vote to approve the Reorganization
Agreement and the Reorganization, substantially all of the assets of Market Neutral Hedge Fund will be transferred to Core Strategies Hedge Fund in exchange for shares of Core Strategies Hedge Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement.  The Meeting will be held at the offices of OppenheimerFunds, Inc. (the "Adviser") at 6803 South Tucson Way, Centennial, Colorado 80112 on March
20, 2008 at 1:00 p.m., Mountain Time. The Board of Trustees of Market Neutral Hedge Fund is soliciting these proxies on behalf of Market Neutral Hedge Fund. This Prospectus and Proxy Statement will first be sent to shareholders on or about February 11, 2008.

         If the shareholders of Market Neutral Hedge Fund vote to approve the Reorganization Agreement and the
Reorganization, shareholders will receive shares of Core Strategies Hedge Fund equal in value to the value as of the "Valuation Date," which is the business day preceding the Closing Date (as such term is defined in the
Reorganization Agreement attached hereto as Exhibit A) of the Reorganization, of their shares of Market Neutral
Hedge Fund. Market Neutral Hedge Fund will subsequently be dissolved.

         This combined Prospectus and Proxy Statement gives information about Core Strategies Hedge Fund that you should know before investing. You should retain it for future reference. A Statement of Additional Information, dated February 11, 2008, relating to the Reorganization, has been filed with the SEC as part of the Registration
Statement on Form N-14 (the "Registration Statement") and is incorporated herein by reference. You may receive a free copy by writing to OppenheimerFunds Services (the "Transfer Agent") at P.O. Box 5270, Denver, Colorado
80217, or by calling toll-free 1.800.399.7181. The Prospectus of Core Strategies Hedge Fund dated July 27, 2007, is enclosed herewith and considered a part of this combined Prospectus and Proxy Statement.  It is intended to provide you with information about Core Strategies Hedge Fund.  For more information regarding Core Strategies
Hedge Fund, in addition to its Prospectus, see the Statement of Additional Information dated July 27, 2007, which includes audited financial statements of Core Strategies Hedge Fund for the 12-month period ended March 31, 2007 and the semi-annual report dated September 30, 2007, which includes unaudited financial statements of Core
Strategies Hedge Fund for the 6-month period ended September 30, 2007.  These documents have been filed with the
SEC and are incorporated herein by reference.  You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, or by calling toll-free 1.800.399.7181.

         For more information regarding Market Neutral Hedge Fund, see the Prospectus of Market Neutral Hedge
Fund dated July 27, 2007, as supplemented December 28, 2007.  In addition to its Prospectus, see the Statement of
Additional Information of Market Neutral Hedge Fund dated July 27, 2007, as supplemented December 28, 2007, which includes the audited financial statements of Market Neutral Hedge Fund for the 12-month period ended March 31,
2007. These documents have been filed with the SEC and are incorporated herein by reference.  You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, or by
calling toll-free 1.800.399.7181.

Fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other U.S. government agency. Fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated February 11, 2008.

                                                 TABLE OF CONTENTS
                                      COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                            Page

Synopsis..................................................................................................
     What am I being asked to vote on?....................................................................
     What are the general tax consequences of the Reorganization?.........................................
     How do the investment objectives and policies of the Funds compare?..................................
     What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?..............................................................................
     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?..............................................................................
     How have the Funds performed?........................................................................
     Management's Discussion of Core Strategies Hedge Fund's Performance..................................
How do the Account Features and Shareholder Services for the Funds Compare?...............................
         Purchases and Repurchases of Fund Shares.........................................................
         Dividends and Distributions......................................................................

How do the Principal Risks of Investing in the Funds Compare?.............................................

Information About the Reorganization......................................................................
     How will the Reorganization be carried out? .........................................................
     Who will pay the expenses of the Reorganization? ....................................................
     What are the tax consequences of the Reorganization? ................................................

Reasons for the Reorganization............................................................................
     Board Considerations ................................................................................
     What should I know about shares of Core Strategies Hedge Fund?.......................................

What are the Fundamental Investment Restrictions of the Funds?............................................

Other Comparisons Between the Funds.......................................................................
         Management of the Funds..........................................................................
         Investment Adviser and Sub-Adviser...............................................................
         Distribution Arrangements........................................................................
         Custody Services.................................................................................
         Shareholder Rights...............................................................................

Voting Information .......................................................................................
     How do I vote? ......................................................................................
     Who is Entitled to Vote and How are Votes Counted?...................................................
     Quorum and Required Vote.............................................................................
     Solicitation of Proxies..............................................................................
     Revoking a Proxy.....................................................................................
     What other matters will be voted upon at the Meeting?................................................

Additional Information About the Funds....................................................................
     Householding of Reports to Shareholders and Other Fund Documents.....................................
     Principal Shareholders...............................................................................

Exhibit A:  Agreement and Plan of Reorganization between
      OFI Tremont Market Neutral Hedge Fund

Enclosures:
Prospectus of OFI Tremont Core Strategies Hedge Fund dated July 27, 2007.

                                                     SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy Statement and by the Reorganization Agreement
which is attached as Exhibit A. Shareholders should carefully review this Prospectus and Proxy Statement and the
Reorganization Agreement in their entirety and, in particular, the Prospectus of Core Strategies Hedge Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

         You are being asked by the Board of Trustees of Market Neutral Hedge Fund to approve the reorganization of your Fund, Market Neutral Hedge Fund, with and into Core Strategies Hedge Fund (each individually a "Fund" and collectively the "Funds").  If shareholders of Market Neutral Hedge Fund approve the Reorganization, substantially all of the assets of Market Neutral Hedge Fund will be transferred to Core Strategies Hedge Fund, in exchange for an equal value of shares of Core Strategies Hedge Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Core Strategies Hedge Fund will then be distributed to Market Neutral Hedge Fund shareholders, and Market Neutral Hedge Fund will subsequently be liquidated and disolved. If the Reorganization is approved by shareholders of Market Neutral Hedge Fund, you will no longer be a shareholder of Market Neutral Hedge Fund and, instead, will become a shareholder of Core Strategies Hedge Fund.
This exchange will occur on the Closing Date of the Reorganization.

         Approval of the Reorganization means that as a shareholder in Market Neutral Hedge Fund, you will receive shares of Core Strategies Hedge Fund, equal in value to the value of the net assets of your Market Neutral
Hedge Fund shares transferred to Core Strategies Hedge Fund on the Closing Date.  The shares you receive will be issued at net asset value ("NAV") without a sales charge and without a reset of the lock up.

         In considering whether to approve the Reorganization, you should consider, among other things:

(i)      The number of similarities (as well as any differences) between the Funds (as discussed herein) and the relative advantages and disadvantages of each Fund.

(ii)     That the Reorganization would allow you the ability to continue your investment in a fund that closely resembles the investment style you were seeking when you invested in Market Neutral Hedge
                      Fund.

 Core Strategies Hedge Fund and Market Neutral Hedge Fund are both closed-end, non-diversified management investment companies organized as Massachusetts business trusts on May 24, 2002 and both commenced operations on
 January 3, 2003. As of September 30, 2007, Market Neutral Hedge Fund had approximately $54.8 million in net assets and Core Strategies Hedge Fund had approximately $194 million in net assets.

         Shareholders  of Market  Neutral Hedge Fund are expected to realize a number of benefits from the proposed
Reorganization.  The assets of Market Neutral Hedge Fund have been  decreasing  significantly  from recent tenders, resulting  in the Fund  spreading  its  operating  costs over a declining  asset  base.  If the  Reorganization  is approved,  shareholders  would  avoid the risk of  remaining  in a fund with a  diminishing  asset  base that could experience  increased per share operating expenses.  Furthermore,  although performance is not indicative of future results,  for the one, three and  year-to-date  periods ended  September 30, 2007,  and from inception  (1/2/03) to
September 30, 2007, the average annual total returns of Core Strategies  Hedge Fund has  consistently  outperformed the  performance of Market Neutral Hedge Fund.  Although the Funds' overall  strategies of investing in hedge funds are the same,  shareholders  should be aware that whereas the  investment  objective of Market  Neutral  Hedge Fund makes reference to  "preservation  of capital," the investment  objective of Core Strategies Hedge Fund does not do
so. In addition,  Core  Strategies  Hedge Fund is authorized to incur greater risk exposure  through  investment in hedge funds  focusing on event  driven and  distressed  issuer  investing  and equity,  fixed  income and  currency hedging and  arbitrage.  (See the  discussion  in "Reasons  for the  Reorganization"  beginning on page __ for more details.)

         The Board of Trustees of Market Neutral Hedge Fund ("Board") reviewed and discussed the proposed
Reorganization with OppenheimerFunds, Inc. (the "Adviser"), Tremont Partners, Inc. (the "Sub-Adviser") and the
Board's independent legal counsel. Information with respect to, but not limited to, each Fund's respective investment objectives and policies, management fees and other operating expenses, historical performance and asset size, was also considered by the Board of Market Neutral Hedge Fund.

         Based on the considerations discussed above and the reasons more fully described under "Reasons for the
Reorganization" (beginning on page ____, together with other relevant factors and information, at a meeting held on December 21, 2007, the Board of Market Neutral Hedge Fund concluded that the Reorganization would be in the best interests of shareholders of Market Neutral Hedge Fund and that the Fund would not experience any dilution as a result of the Reorganization.  The Board of Market Neutral Hedge Fund voted to approve the proposed
Reorganization and to recommend that shareholders approve the proposed Reorganization.

         The proposed Reorganization was also approved by the Board of Trustees of Core Strategies Hedge Fund at
a meeting held on December 20, 2007. Core Strategies Hedge Fund shareholders do not vote on the Reorganization.

                                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                                TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that shareholders of Market Neutral Hedge Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of shares of Market Neutral Hedge Fund for shares of Core
Strategies Hedge Fund. You should, however, consult your tax advisor regarding the effect, if any, of the
Reorganization in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences.

         For federal income tax purposes, it is expected that the holding period of your Market Neutral Hedge
Fund shares will be carried over to the holding period for Core Strategies Hedge Fund shares you receive in connection with the Reorganization. This exchange will occur on the Closing Date (as such term is defined in the
Reorganization Agreement) of the Reorganization.

         One of the requirements to qualify as a tax-free reorganization under the Internal Revenue Code is that a significant portion of the assets of Market Neutral Hedge Fund continue to be used by Core Strategies Hedge
Fund after the Reorganization. Due to common holdings in both Funds, it is expected that the assets of Market
Neutral Hedge Fund will satisfy this requirement. As a result, prior to the Reorganization, it is not expected to be necessary for Market Neutral Hedge Fund to sell a significant amount of portfolio securities that do not conform with Core Strategies Hedge Fund's investment objective and strategies for purposes of the Reorganization.
However, Market Neutral Hedge Fund may sell securities prior to the Reorganization in the ordinary course of its business as a closed-end investment company.

How do the investment objectives and policies of the Funds compare?

         Market Neutral Hedge Fund seeks long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles. It seeks to achieve this objective by investing primarily in alternative asset managers ("Underlying Fund Managers") employing various "relative value"
investment strategies that have historically demonstrated a low correlation to the general performance of equity, debt and other markets. Market Neutral Hedge Fund will invest a greater concentration of assets in arbitrage based strategies but will also invest a portion of assets in directional strategies. Market Neutral Hedge Fund will invest no more than 20% of its assets in Underlying Fund Managers that do not use market neutral strategies, but which use other strategies that have investment performance characteristics that have historically been negatively correlated to the equity and fixed income markets. In comparison, Core Strategies Hedge Fund seeks to generate absolute returns over various market cycles, by investing in Underlying Fund Managers that employ more directional investment strategies. The combination of relative value and directional strategies offer the potential for attractive investment returns and attempt to limit the Core Strategies Hedge Fund's overall investment exposure to general trends in equity, debt and other markets. There are no strategy limits for investments by Core Strategies Hedge Fund.

         Historically, Market Neutral Hedge Fund has had a larger allocation to fixed income arbitrage, market neutral and multi strategy while the Core Strategies Hedge Fund has had a greater allocation to long/short equity and event driven strategy.

         The chart below compares the Funds' overall investment objectives, investment strategies and other policies.

  ---------------------------------------------------------- --------------------------------------------------------
                  MARKET NEUTRAL HEDGE FUND                                CORE STRATEGIES HEDGE FUND
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Objectives
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund seeks long-term capital appreciation consistent   The Fund seeks to generate consistently absolute
  with preservation of capital while attempting to           returns over various cycles.
  generate positive returns over various market cycles.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Strategies
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Market Neutral Hedge Fund invests mainly a select group    Core Strategies Hedge Fund invests mainly in a select
  of Underlying Fund Managers employing a variety of         group of Underlying Fund Managers employing a wide
  "market neutral" investment strategies that have           range of specialized investment strategies. It will
  historically demonstrated a low correlation to the         actively allocate its assets among a variety of
  general performance of equity, debt and other markets.     alternative investment strategies that each
  Market neutral investment strategies seek to provide       individually offer the potential for attractive
  predictable investment returns regardless of general       investment returns and are expected to blend together
  stock market movements. The Sub-Adviser is primarily       within the Fund's portfolio to limit the Fund's
  responsible for selecting the Underlying Fund Managers     overall investment exposure to general trends in
  and determining the portion of the Fund's assets to be     equity, debt and other markets. The Sub-Adviser is
  allocated to each Underlying Fund Manager, subject to      primarily responsible for selecting the Underlying
  the general supervision of the Adviser and the Fund's      Fund Managers and determining the portion of the
  Board. The Fund will implement these allocation            Fund's assets to be allocated to each Underlying Fund
  decisions by investing primarily in private investment     Manager, subject to the general supervision of the
  partnerships and similar investment vehicles that are      Adviser and the Fund's Board. The Fund will implement
  managed by Underlying Fund Managers ("Underlying           these allocation decisions by investing primarily in
  Funds"). Through its selection of Underlying Funds that    private investment partnerships and similar investment
  pursue varied market neutral strategies relative to the    vehicles that are managed by Underlying Fund Managers
  general performance of the equity, debt and/or other       ("Underlying Funds').
  markets, the Sub-Adviser constructs the Fund's portfolio
  to seek, in the aggregate, positive investment returns     Underlying Funds in which the Fund will invest may
  regardless of general market conditions.                   include private investment limited partnerships, joint
                                                             ventures, other investment companies and similar
  Underlying Funds in which the Fund will invest may         entities managed by Underlying Fund Managers. In
  include private investment limited partnerships, joint     addition, the Fund may on occasion retain one or more
  ventures, other investment companies and similar           Underlying Fund Managers to manage and invest
  entities managed by Underlying Fund Managers. In           designated portions of the Fund's assets (either as
  addition, the Fund may on occasion retain one or more      separately managed accounts or by creating separate
  Underlying Fund Managers to manage and invest designated   investment vehicles in which an Underlying Fund
  portions of the Fund's assets (either as separately        Manager will serve as general partner of the vehicle
  managed accounts or by creating separate investment        and the Fund will be the sole limited partner
  vehicles in which an Underlying Fund Manager will serve    ("Affiliated Underlying Funds"). Any arrangement in
  as general partner of the vehicle and the Fund will be     which the Fund retains an Underlying Fund Manager to
  the sole limited partner ("Affiliated Underlying           manage an account or investment vehicle for the Fund
  Funds"). Any arrangement in which the Fund retains an      is referred to as a "Segregated Account."
  Underlying Fund Manager to manage an account or
  investment vehicle for the Fund is referred to as a        The investment programs of the Underlying Fund Manager
  "Segregated Account."                                      may include both market neutral strategies, such as
                                                             long/short equity investing and various types of
  "Market neutral" investment strategies employed by         arbitrage strategies, as well as directional
  Underlying Fund Managers encompass a broad range of        strategies, such as event driven and distressed
  investment programs, including those involving the use     investments. Distressed investments entail a greater
  of hedging and arbitrage techniques in the equity,         risk that the issuer may default on its obligation to
  fixed-income, currency and commodity markets. These        pay interest or to repay principal than in the case of
  investment programs employ a variety of sophisticated      investment grade securities, and the issuer's low
  investment techniques that include, among other things,    creditworthiness may increase the potential for its
  short sales of securities, use of leverage (i.e.,          insolvency. Although some Underlying Fund Managers may
  borrowing money for investment purposes), and              pursue strategies that historically have exhibited low
  transactions in derivative securities and other            correlation to traditional equity markets, other
  financial instruments such as stock options, index         Underlying Fund Managers may pursue directional
  options, futures contracts and options on futures.         strategies. In allocating the Fund's assets among
  Underlying Fund Managers' use of these techniques will     Underlying Fund Managers that pursue directional
  be an integral part of their investment programs, and      strategies, the Sub-Adviser will emphasize investment
  will involve significant risks to the Fund.                programs that it believes are most likely to achieve
                                                             high rates of return under prevailing market
  The investment strategies of the Underlying Fund           conditions. Many of the investment programs of
  Managers may include, among others:                        Underlying Fund Managers involve the use of hedging
                                                             and arbitrage techniques in the equity, fixed income,
  o        index arbitrage;                                  currency and commodity markets. These investment
  o        interest rate arbitrage;                          programs employ a variety of sophisticated investment
  o        merger arbitrage;                                 techniques that include, among other things, short
  o        convertible bond and warrant hedging;             sales of securities, use of leverage (i.e., borrowing
  o        statistical long/short equity strategies; and     money for investment purposes), and transactions in
  o        pairs trading.                                    derivative securities and other financial instruments
                                                             such as stock options, index options, futures
  Underlying Fund Managers using arbitrage strategies        contracts and options on futures.
  attempt to identify and exploit pricing inefficiencies
  between related instruments or combinations of             Underlying Fund Managers' use of these techniques will
  instruments. Sophisticated mathematical and statistical    be an integral part of their investment programs, and
  techniques and models are used to attempt to identify      will involve significant risks to the Fund.
  relative value between related instruments or
  combinations of instruments and to capture mispricings     The investment strategies of the Underlying Fund
  among such instruments. Underlying Fund Managers           Managers may include, among others:
  pursuing arbitrage strategies utilize a variety of
  techniques and models, ranging from purely quantitative,   o        long/short equity;
  short-term models to more discretionary approaches using   o        equity hedging and arbitrage;
  fundamental research to construct long and short           o        fixed income hedging and arbitrage;
  portfolios.                                                o        currency hedging and arbitrage;
                                                             o        index arbitrage;
                                                             o        interest rate arbitrage;
                                                             o        merger arbitrage;
                                                             o        convertible bond and warrant hedging;
                                                             o        statistical long/short equity strategies;
                                                             o        pairs trading;
                                                             o        event driven; and
                                                             o        distressed issuer investing.

                                                             Underlying Fund Managers using arbitrage strategies
                                                             attempt to identify and exploit pricing efficiencies
                                                             between related instruments or combinations of
                                                             instruments. Sophisticated mathematical and
                                                             statistical techniques and models are used to attempt
                                                             to identify relative value between related instruments
                                                             or combinations of instruments and to capture
                                                             mispricings among such instruments. Underlying Fund
                                                             Managers pursuing arbitrage strategies utilize a
                                                             variety of techniques and models, ranging from purely
                                                             quantitative, short-term models to more discretionary
                                                             approaches using fundamental research to construct
                                                             long and short portfolios.

  -------------------------------------------------------------------------------------------------------------------
                                            Who is the Fund Designed For?
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Market Neutral Hedge Fund is designed for investors with   Core Strategies Hedge Fund is designed for investors
  a high risk tolerance, that are exempt from federal        that are exempt from federal income tax that seek to
  income tax that seek to invest a portion of their assets   invest a portion of their assets in alternative asset
  in alternative asset managers. The Fund is not a           managers. The Fund is not a complete investment
  complete investment program.                               program.

  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                       Adviser
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                     Sub-Adviser
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Tremont Partners, Inc.                                     Tremont Partners, Inc.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                  Portfolio Managers
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Timothy J. Birney                                          Timothy J. Birney
  ---------------------------------------------------------- --------------------------------------------------------

         As shown in the chart above, both Funds invest in private investment partnerships - often referred to as
"hedge funds" - to achieve their respective investment objective. The essential difference in their approach to seeking total return is Market Neutral Hedge Fund's emphasis on Underlying Fund Managers that take a "market neutral" investment strategy. Market neutral investment strategies seek to provide predictable investment returns regardless of general stock market movements. Core Strategies Hedge Fund is permitted, but not required, to follow that investment strategy. "Market neutral" strategies seek to provide predictable investment returns regardless of general stock market movements.

         As of November 30, 2007, there was a 55% overlap in Underlying Fund Managers held by Market Neutral
Hedge Fund, which were also held by Core Strategies Hedge Fund.

         Each Fund's portfolio was allocated across the following sectors:

----------------------------------------------------- ---------------------------- --------------------------
                                                       Market Neutral Hedge Fund     Core Strategies Hedge
                       SECTOR                                 Allocation                Fund Allocation
                                                           (as of 9/30/07*)            (as of 9/30/07*)
----------------------------------------------------- ---------------------------- --------------------------
----------------------------------------------------- ---------------------------- --------------------------
o        Long/Short Equity                                       19.7%                       33.9%
o        Event Driven                                            28.3                        23.6
o        Equity Market Neutral                                   12.8                        15.5
o        Multi-Strategy                                          19.1                        14.4
o        Fixed Income Arbitrage                                   7.4                         7.2
o        Managed Futures                                          1.9                         3.0
o        Emerging Markets                                         6.1                         1.7
o        Cash Equivalents                                         4.7                         0.6
o        Common Stock                                             0.0                         0.1
o        Miscellaneous Securities                                 0.0                         0.0

----------------------------------------------------- ---------------------------- --------------------------
         *Unaudited

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Each Fund pays a variety of expenses directly for management of their respective assets, administration and/or distribution of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly. Shareholders may also pay an Early Repurchase Fee if their shares are repurchased by the Fund less than one year after the date of the initial investment.

         The table below reflects the current contractual management fee schedule for each of the Funds and the estimated "pro forma" management fee schedule for the surviving Core Strategies Hedge Fund upon the successful completion of the Reorganization.  The table is provided to help you understand and compare the fees and expenses of investing in shares of each Fund. The pro forma fees and expenses of the surviving Core Strategies Hedge Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

         "Other Expenses" in the table includes administrative fees, custodial fees, and accounting and legal expenses that each Fund pays.

                                          CURRENT AND PRO FORMA FEE TABLE
                  For Shares of Beneficial Interest for the 12 month period ended March 31, 2007

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                     Market Neutral      Core Strategies       Pro Forma Surviving
                                                       Hedge Fund          Hedge Fund       Core Strategies Hedge Fund
                                                         Shares              Shares                   Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Dividend Reinvestment Fees                                None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Early Repurchase Fee (as percentage of value of
shares repurchased) (applies to repurchases less         1.00%                1.00%                   1.00%
than one year after date of initial investment)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
(computed at the annual rate indicated of the aggregate value of outstanding shares determined as of the last day of the month)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Advisory Fee                                          1.25(1)(6)%         1.50(1)((6))%               1.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Administration Fee                                     0.15((2))%           0.15(2)%                 0.15(2)%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Interest Payments on Borrowed Funds                     0.04(3)%            0.00(3)%                 0.00(3)%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                         0.22((4))%          0.13((4))%               0.13((4))%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Acquired Fund Fees and Expenses                       15.43((5))%          11.74((5))%             11.74((5))%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Annual Operating Expenses                       17.09((6))%          13.52((6))%             13.52((6))%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Contractual Fee Waiver, excluding Acquired Fund
Fees and Expenses                                         N/A                  N/A                 (0.28%)((7))
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Net Expenses, excluding Acquired Fund Fees and            N/A                  N/A                  1.50%((7))
Expenses, After Contractual Fee Waiver
-------------------------------------------------- ------------------- -------------------- ---------------------------

1.       The Adviser has voluntarily undertaken to limit (i) Core Strategies Hedge Fund's advisory fee to no more than 1.25% of that Fund's average monthly assets, and (ii) the total expenses of each Fund, to no more than
     1.50% of that Fund's average monthly assets. These undertakings can be amended or withdrawn at any time. The
     Adviser has agreed that upon the closing of the Reorganization, the voluntary undertaking to limit the advisory fee will remain in effect, and the undertaking to limit total expenses will become a contractual undertaking.
2.       Under  the  terms  of  an   administration   agreement  with  each  Fund,  the  Adviser  provides  certain administrative  services  to  each  Fund,  including,  among  other,  assisting  in  the  review  of  investor applications,  handling shareholder  inquiries,  and preparing various reports,  communications and regulatory filings of each Fund.  In  consideration  for those  administrative  services,  each Fund pays the  Adviser an monthly fee computed at the annual rate of 0.15% of the aggregate  value of outstanding  shares  determined as of the last day of each calendar  month (the  "Administration  Fee").  Related to this,  Fund, the Adviser (in its  capacity  as  administrator)  and the  Sub-Adviser  have  entered  into a  sub-administration  agreement, pursuant  to  which  the  Adviser  may  delegate  some or all of the  administrative  responsibilities  to the
     Sub-Adviser.  The  Adviser,  in its  capacity as  administrator  of the Funds,  pays the  Sub-Adviser,  in its capacity as  sub-administrator,  some or all of the Administration  Fee. See  "Administrative  and Shareholder
     Services" below.
3.       Interest payments on Borrowed Funds are less than 0.005% for Core Strategies Hedge Fund.
4.       "Other Expenses" consist of administrative fees, custodial expenses, accounting and legal expenses, among others.
5.       The "Acquired Fund Fees and Expenses" are the expenses that investors indirectly bear at the Underlying
     Fund level. These expenses generally reduce the net return of the applicable Underlying Fund and are not paid by the Fund or its shareholders directly. These "Acquired Fund Fees and Expenses" consist mainly of the management fees, including performance-based management fees, and the interest expenses paid by the
     Underlying Fund. The annual management fees of the Underlying Fund range from 1.0% to 2.0% of net assets plus a performance-based fee ranging from 10% to 25% on any net profits earned by those funds. Many of the
     Underlying Funds borrow money for investment purposes as part of their portfolio strategy. The interest expenses associated with those borrowings are also included in the "Acquired Fund Fees and Expenses"
     calculation. The calculation does not include any reduction for the Underlying Funds' earnings on their investment of those borrowings, however. The expenses of the Underlying Funds may vary in future years.
6.       The "Total Annual Operating Expenses" in the table are based on, among other things, the actual fees each Fund would have paid for the fiscal year ended March 31, 2007, assuming that the Adviser had not voluntarily undertaken, to limit each Fund's total expenses, excluding Underlying Fund Fees and Expenses, to an annual rate of no more than 1.50% of each Fund's average monthly net assets. After giving effect to the expense limitation provision, "Adviser Fees" were 1.08% Market Neutral Hedge Fund and 1.20% of the Core
     Strategies Hedge Fund and "Total Annual Operating Expenses" were 16.92% for Market Neutral Hedge Fund and
     13.22% for Core Hedge Fund as a percentage of average monthly net assets.
7.       The Adviser has agreed that upon the closing of the Reorganization, the Adviser will contractually agree to limit the total expenses (excluding Acquired Fund Fee and Expenses) to the 1.50% as shown above in "Net
     Expenses After Contractual Expense Limitation" through March 31, 2009. This Expense Limitation Agreement will automatically renew on an annual basis unless terminated by the Board of Trustees of Core Strategies
     Hedge Fund.

Examples

         The examples below are intended to help you compare the cost of investing in Market Neutral Hedge Fund,
Core Strategies Hedge Fund, and the surviving Core Strategies Hedge Fund after the Reorganization. These examples assume an annual return of 5%, the operating expenses remain the same as the expenses in the Annual Fund
Operating Expense Table above and reinvestment of your dividends and distributions.

         For each $1,000 investment, you would pay the following projected expenses if you did not tender your shares after the number of years shown or did tender your shares for the number of years shown without redeeming, according to the following examples.

                                             Market Neutral Hedge Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Assuming you do not tender              1 Year              3 Years              5 Years              10 Years
shares for repurchase by the
Fund:
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
                                         $175                 $465                 $688                $1,049
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                             Market Neutral Hedge Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Assuming you tender your shares         1 Year              3 Years              5 Years              10 Years
for repurchase by the Fund:
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
                                         $193                 $465                 $688                $1,049
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                            Core Strategies Hedge Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Assuming   you  do   not   tender        1 Year              3 Years             5 Years              10 Years
shares  for   repurchase  by  the
Fund:
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
                                          $139                $381                 $584                 $959
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                            Core Strategies Hedge Fund
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Assuming you tender your               1 Year              3 Years              5 Years              10 Years
shares for repurchase by the
Fund:
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
                                        $148                 $381                $584                  $959
-------------------------------- -------------------- ------------------- -------------------- ---------------------

                       Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Assuming you do not tender  shares       1 year              3 years             5 years              10 years
for repurchase by the Fund:
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
                                          $145                $375                 $576                 $950
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                       Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Assuming  you  tender  shares  for       1 year              3 years             5 years              10 years
repurchase by the Fund:
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
                                          $146                $375                 $576                 $950
----------------------------------- ------------------ -------------------- ------------------- ---------------------

         The additional examples below are intended to help you compare the cost of investing in Market Neutral
Hedge Fund, Core Strategies Hedge Fund, and the surviving Core Strategies Hedge Fund after the Reorganization.
These examples assume that you invest $500,000 in shares for the time periods indicated. The examples assume an annual return of 5%, the operating expenses remain the same as the expenses in the Annual Fund Operating Expense
Table above and reinvestment of your dividends and distributions. Based on these assumptions your expenses would be as follows:

                                             Market Neutral Hedge Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Assuming you do not tender              1 Year              3 Years              5 Years              10 Years
shares for repurchase by the
Fund:
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
                                        $87,586             $232,271             $344,087             $524,745
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                             Market Neutral Hedge Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Assuming you tender your shares         1 Year              3 Years              5 Years              10 Years
for repurchase by the Fund:
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
                                        $96,377             $232,271             $344,087             $524,745
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                            Core Strategies Hedge Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Assuming   you  do   not   tender        1 Year              3 Years             5 Years              10 Years
shares  for   repurchase  by  the
Fund:
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
                                        $69,290             $190,662             $292,234             $479,458
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                            Core Strategies Hedge Fund
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Assuming you tender your               1 Year              3 Years              5 Years              10 Years
shares for repurchase by the
Fund:
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
                                       $78,438             $190,662            $292,234              $479,458
-------------------------------- -------------------- ------------------- -------------------- ---------------------

                       Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Assuming you do not tender  shares       1 year              3 years             5 years              10 years
for repurchase by the Fund:
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
                                         $72,443            $187,252             $287,783             $474,994
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                       Pro Forma Surviving Core Strategies Hedge Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Assuming  you  tender  shares  for       1 year              3 years             5 years              10 years
repurchase by the Fund:
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
                                         $72,855            $187,252             $287,783             $474,994
----------------------------------- ------------------ -------------------- ------------------- ---------------------

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following tables set forth the existing capitalization (unaudited) of Market Neutral Hedge Fund and
Core Strategies Hedge Fund as of September 30, 2007 and the pro forma combined capitalization of Core Strategies
Hedge Fund as of September 30, 2007 as if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Market Neutral Hedge Fund                Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                        $54,841,704                 59,683.881                   $918.87
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Core Strategies Hedge Fund               Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                        $194,009,414               194,314.0863                  $998.43
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Core Strategies Hedge Fund               Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                        $248,851,118               249,242.024                   $998.432
--------------------------------------------------------------------------------------------------------------------
*    Reflects  the  issuance of  54,927.941  shares of  beneficial  interest,  of Core  Strategies  Hedge Fund in a tax-free exchange for the net assets of Market Neutral Hedge Fund, aggregating 249,242.024.

How have the Funds performed?

         The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance from year to year since the Funds' inception in 2003 and (ii) tables detailing how the average annual total returns of each Fund's shares, for the periods ended September 30, 2007. The past investment performance of either Fund is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for Market Neutral Hedge Fund as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                    Market Neutral Hedge Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    7.51%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    4.89%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                    6.02%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    8.23%
----------------------------------------------------------- ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Total Return for the 6-Month Period Ended         Average Annual Total Returns for the Periods Ended
9/30/07                                                      9/30/07
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
                                                             1-Year                          Since Inception (1/2/03)
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
-4.00%                                                       2.49%                                              5.35%
------------------------------------------------------------ ---------------------------- ----------------------------

Annual Total Returns for Core Strategies Hedge Fund as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                    Core Strategies Hedge Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    6.91%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    5.21%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                     4.02%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    10.42%
----------------------------------------------------------- ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Total Return for the 6-Month Period Ended         Average Annual Total Returns for the Periods Ended
9/30/07                                                      9/30/07
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
                                                             1-Year                          Since Inception (1/2/03)
------------------------------------------------------------ ---------------------------- ----------------------------
------------------------------------------------------------ ---------------------------- ----------------------------
3.40%                                                        12.33%                                             7.10%
------------------------------------------------------------ ---------------------------- ----------------------------

Management's Discussion of Core Strategies Hedge Fund's Performance

         A discussion of the performance of Core Strategies Hedge Fund taken from its annual report dated March
31, 2007 is set forth in Exhibit C.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases and Repurchases of Fund Shares

         The procedures for purchasing Fund shares and for repurchases of shares by each Fund are the same. No shareholder has the right to require either Fund to exchange or redeem Fund shares. There is no public market for shares, and none is expected to develop.

         Shares at their net asset value per share will be sold only to "Qualified Investors" that are exempt from federal income tax. The net asset value of each Fund is computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31), (ii) the last day of each taxable year (December
31), (iii) the day preceding the date as of which any shares of the Fund are purchased, (iv) any day as of which the Fund repurchases any shares or (v) any day the Fund makes a distribution to shareholders in shares pursuant to the Fund's reinvestment program.

               Currently,  "Qualified  Investors"  include:  (i) companies  (other than investment  companies) that represent  that they have a net worth of more than  $1,500,000;  and (ii) persons who have at least  $750,000 under the Adviser's or its affiliates'  management,  including any amount  invested in the Fund. In addition,  shares are offered only to  investors  that are U.S.  persons for federal  income tax  purposes,  as defined  below,  and that represent they are exempt from federal income tax.

         Each Fund from time to time will offer to repurchase  outstanding  shares  pursuant to written  tenders by shareholders.  Repurchase  offers  will be made at such times and on such terms as may be  determined  by the Board in its sole discretion,  subject to certain regulatory  requirements imposed by the rules of the SEC, and generally will be offered to  repurchase  at a specified  dollar  amount of  outstanding  shares.  A redemption  fee equal to
1.00% of the  value of shares  repurchased  by the Fund will  apply if the date as of which  the  shares  are to be valued  for  purposes  of  repurchase  is less  than  one year  following  the  date of the  shareholder's  initial investment in the Fund. If  applicable,  the  redemption  fee will be deducted  before payment of the proceeds of a repurchase.

         In determining  whether each Fund should  repurchase  shares pursuant to written  tenders,  the Board will consider the  recommendations  of the Adviser.  The Adviser  expects that it will  recommend to the Board that Core
Strategies  Hedge Fund offer to  repurchase  shares,  as of the last  business day of March,  June,  September  and
December of each year,  as has been the  practice of both Funds.  Each Fund  anticipates  that the Board will limit each  repurchase to no more than 50% of the Fund's total assets,  although the limit for any one  repurchase may be lower.

Dividends and Distributions

The  amount of any  dividends  that  either  Fund pays may vary over  time,  depending  on market  conditions,  the composition of that Fund's investment  portfolio,  the expenses borne by the Fund's shares,  any distributions made to the Fund by the Underlying  Funds or Segregated  Accounts and applicable  distribution  requirements  imposed on the Fund by Subchapter M under the Internal Revenue Code.

         Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  However, there can be no assurance that either Fund will pay any dividend or capital gains distributions in a particular year.

                           HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS COMPARE?

         The Funds' Overall Risk. Like all investments, an investment in either Fund involves risk.  There is no assurance that either Fund will meet its investment objective.  The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds'
investments, investment performance and prices per share.  There is also the risk that poor selection of an
Underlying Fund Manager by the Sub-Adviser will cause a Fund to underperform other funds having a similar objective.  These risks mean that you can lose money by investing in either Fund. When you tender your shares for repurchase, they may be worth more or less than what you paid for them.

INVESTMENT-RELATED RISKS

General Economic and Market  Conditions.  The success of each Fund's investment  program may be affected by general economic  and market  conditions,  such as  interest  rates,  availability  of credit,  inflation  rates,  economic uncertainty,  changes in laws, and national and  international  political  circumstances.  These factors may affect the level and  volatility  of  securities  prices and the liquidity of  investments  held by  Underlying  Funds and
Segregated  Accounts.  Unexpected  volatility or  illiquidity  could impair the Fund's  profitability  or result in losses.

Highly Volatile  Markets.  The prices of commodities  contracts and all derivative  instruments,  including futures and  options,  can be highly  volatile.  Price  movements of forwards,  futures and other  derivative  contracts in which an Underlying  Fund's or Segregated  Account's  assets may be invested are influenced by, among other things, interest rates,  changing supply and demand  relationships,  trade, fiscal,  monetary and exchange control programs and policies of  governments,  and national and  international  political  and  economic  events and  policies.  In addition,  governments from time to time intervene,  directly and by regulation,  in certain markets,  particularly those in currencies,  financial  instruments,  futures and options. Such intervention often is intended directly to influence  prices and may,  together  with other  factors,  cause all of such  markets to move  rapidly in the same direction  because of, among other things,  interest rate  fluctuations.  Underlying Funds and Segregated  Accounts are  also  subject  to the  risk  of the  failure  of any  exchanges  on  which  their  positions  trade  or of the clearinghouses for those exchanges.

Risks of  Securities  Activities.  All  securities  investing  and trading  activities  involve the risk of loss of capital.  While the  Sub-Adviser  will  attempt to moderate  these risks,  there can be no assurance  that the each
Fund's  investment  activities  will be  successful  or that  shareholders  will not suffer  losses.  The following discussion sets forth some of the more  significant  risks  associated with the Underlying Fund Managers' styles of investing:

                  Equity  Securities.  Underlying Fund Managers'  investment  portfolios may include long and short positions in common stocks,  preferred stocks and convertible securities of U.S. and non-U.S.  issuers.  Underlying
Fund Managers  also may invest in depository  receipts  relating to non-U.S.  securities,  which are subject to the risks  affecting  investments  in  foreign  issuers  discussed  under  "Non-U.S.  Investments,"  below.  Issuers of un-sponsored  Depository  Receipts are not obligated to disclose  material  information in the United  States,  and therefore,  there may be less  information  available  regarding  such  issuers.  Equity  securities  fluctuate  in value,  often based on factors  unrelated to the value of the issuer of the securities,  and such  fluctuations can be pronounced.

         Fixed-Income  Securities.  The value of fixed-income  securities in which  Underlying Funds and Segregated
Accounts invest will change in response to fluctuations in interest  rates.  For fixed-rate debt  securities,  when prevailing  interest rates fall, the values of already-issued  debt securities  generally rise. When interest rates rise,  the values of  already-issued  debt  securities  generally  fall, and they may sell at a discount from their face amount.  In addition,  the value of certain  fixed-income  securities can fluctuate in response to perceptions of credit  worthiness,  political  stability or soundness of economic  policies.  Valuations of other  fixed-income instruments,  such as mortgage-backed  securities, may fluctuate in response to changes in the economic environment that may affect future cash flows.

         Non-U.S.  Investments.  It is  expected  that  Underlying  Funds and  Segregated  Accounts  will invest in securities  of  non-U.S.  companies  and  countries.  Foreign  obligations  have risks not  typically  involved  in domestic  investments.  Foreign  investing  can  result in higher  transaction  and  operating  costs for the Fund.
Foreign  issuers are not subject to the same  accounting  and  disclosure  requirements  to which U.S.  issuers are subject and  consequently,  less information is available to investors in companies  located in such countries than is  available  to investors in companies  located in the United  States.  The value of foreign  investments  may be affected  by exchange  control  regulations;  fluctuations  in the rate of exchange  between  currencies  and costs
associated  with  currency  conversions;   the  potential  difficulty  in  repatriating  funds;   expropriation  or
nationalization of a company's assets;  delays in settlement of transactions;  changes in governmental  economic or monetary policies in the U.S. or abroad; or other political and economic factors.

                  Securities of issuers in emerging and  developing  markets  present risks not found in securities of issuers in more  developed  markets.  Securities  of issuers in  emerging  and  developing  markets  may be more difficult to sell at acceptable  prices and their prices may be more  volatile  than  securities of issuers in more developed  markets.  Settlements of securities trades in emerging and developing  markets may be subject to greater delays than in other  markets so that the Fund might not  receive the  proceeds of a sale of a security on a timely basis.  Emerging  markets  generally have less developed  trading  markets and exchanges,  and legal and accounting systems.

                  From time to time,  the Funds may invest in non-U.S.  Hedge Funds  which have  similar  risks (as described above) to investing in securities of non-U.S. companies and countries.

         Illiquid  Portfolio  Investments.  Underlying Funds and Segregated  Accounts may invest in securities that are subject to legal or other  restrictions  on transfer or for which no liquid market  exists.  The market prices, if any, for such  securities  tend to be volatile and an Underlying  Fund or Segregated  Account may not be able to sell them when it  desires  to do so or to  realize  what it  perceives  to be their  fair  value in the event of a sale.  The sale of  restricted  and illiquid  securities  often  requires  more time and results in higher  selling expenses  than does the sale of  securities  eligible  for  trading  on  national  securities  exchanges  or in the over-the-counter  markets.  Restricted  securities may sell at prices that are lower than similar  securities  that are not subject to restrictions on resale.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

The Underlying  Fund Managers may utilize a variety of special  investment  instruments and techniques to hedge the portfolios of the Underlying  Funds against  various risks (such as changes in interest rates or other factors that affect  security  values) or for  non-hedging  purposes  to pursue an  Underlying  Fund's or  Segregated  Account's investment  objective.  These strategies may be executed through  derivative  transactions.  Certain of the special investment  instruments  and techniques  that the Underlying  Fund Managers may use are  speculative  and involve a high degree of risk, particularly in the context of non-hedging transactions.

         Derivatives.  Derivatives  are securities and other  instruments  the value or return of which is based on the  performance of an underlying  asset,  index,  interest rate or other  investment.  Derivatives may be volatile and involve  various  risks,  depending  upon the  derivative  and its function in a portfolio.  Special  risks may apply to instruments that are invested in by Underlying  Funds or Segregated  Accounts in the future that cannot be determined at this time or until such  instruments  are developed or invested in by Underlying  Funds or Segregated
Accounts.  Certain  swaps,  options  and other  derivative  instruments  may be subject to various  types of risks, including market risk,  liquidity risk, the risk of non-performance  by the counterparty,  including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk.

         Call and Put  Options.  There are risks  associated  with the sale and  purchase of call and put  options.
The seller  (writer) of a call option which is covered  (e.g.,  the writer holds the underlying  security)  assumes the risk of a decline in the market price of the  underlying  security  below the purchase  price of the underlying security less the premium  received,  and gives up the  opportunity  for gain on the underlying  security above the exercise  price of the  option.  The  seller  of an  uncovered  call  option  assumes  the risk of a  theoretically unlimited  increase in the market price of the  underlying  security  above the exercise  price of the option.  The securities  necessary to satisfy the  exercise of the call option may be  unavailable  for purchase  except at much higher  prices.  Purchasing  securities  to satisfy the  exercise of the call option can itself  cause the price of the securities to rise further,  sometimes by a significant amount,  thereby  exacerbating the loss. The buyer of a call option assumes the risk of losing its entire  premium  invested in the call option.  The seller  (writer) of a put option which is covered (e.g.,  the writer has a short position in the  underlying  security)  assumes the risk of an  increase  in the market  price of the  underlying  security  above its short  sales  price plus the  premium received  for  writing  the put  option,  and  gives up the  opportunity  for  gain on the  short  position  if the underlying  security's  price falls below the exercise  price of the option.  The seller of an uncovered put option assumes  the risk of a decline in the market  price of the  underlying  security  below the  exercise  price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

         Hedging Transactions.  The Underlying Fund Managers may utilize a variety of financial  instruments,  such as  derivatives,  options,  interest rate swaps,  caps and floors,  futures and forward  contracts to seek to hedge against  declines in the values of their  portfolio  positions as a result of changes in currency  exchange  rates, certain changes in the equity markets and market  interest rates and other events.  Hedging  transactions  may also limit the  opportunity  for gain if the value of the hedged  portfolio  positions  should  increase.  It may not be possible for the  Underlying  Fund Managers to hedge against a change or event at a price  sufficient to protect an
Underlying Fund's or Segregated  Account's assets from the decline in value of the portfolio positions  anticipated as a result of such  change.  In addition,  it may not be possible to hedge  against  certain  changes or events at all. While an Underlying Fund Manager may enter into such  transactions  to seek to reduce  currency  exchange rate and interest rate risks,  or the risks of a decline in the equity  markets  generally or one or more sectors of the equity markets in particular,  or the risks posed by the occurrence of certain other events,  unanticipated changes in currency or interest  rates or  increases or smaller than  expected  decreases in the equity  markets or sectors being  hedged  or the  non-occurrence  of other  events  being  hedged  against  may  result  in a  poorer  overall performance  for the Fund than if the Underlying Fund Manager had not engaged in any such hedging  transaction.  In addition,  the degree of correlation  between price  movements of the  instruments  used in a hedging  strategy and price  movements  in the  portfolio  position  being  hedged  may vary.  Moreover,  for a variety of  reasons,  the
Underlying Fund Managers may not seek to establish a perfect  correlation  between such hedging instruments and the portfolio  holdings  being  hedged.  Such  imperfect  correlation  may prevent the  Underlying  Fund  Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

         Counterparty  Credit  Risk.  Many of the  markets in which the  Underlying  Funds or  Segregated  Accounts effect their  transactions are  "over-the-counter"  or  "inter-dealer"  markets.  The participants in these markets are  typically  not subject to credit  evaluation  and  regulatory  oversight  as are members of  "exchange  based"
markets.  To the extent an  Underlying  Fund or  Segregated  Account  invests  in swaps,  derivative  or  synthetic instruments,  or other  over-the-counter  transactions,  on these markets, it is assuming a credit risk with regard to  parties  with  whom it  trades  and may also  bear the risk of  settlement  default.  These  risks  may  differ materially  from those  associated  with  transactions  effected  on an  exchange,  which  generally  are backed by clearing  organization  guarantees,  daily  marking-to-market  and settlement,  and segregation and minimum capital
requirements  applicable  to  intermediaries.   Transactions  entered  into  directly  between  two  counterparties generally do not benefit  from such  protections.  This exposes an  Underlying  Fund or  Segregated  Account to the risk that a  counterparty  will not settle a transaction in accordance  with its terms and conditions  because of a dispute  over the terms of the  contract  (whether or not bona fide) or because of a credit or  liquidity  problem, thus causing the Underlying  Fund or Segregated  Account to suffer a loss.  Such  counterparty  risk is accentuated in the case of contracts  with longer  maturities  where events may  intervene to prevent  settlement,  or where an
Underlying  Fund or  Segregated  Account  has  concentrated  its  transactions  with a  single  or  small  group of counterparties.  Underlying  Funds and  Segregated  Accounts are not  restricted  from dealing with any  particular counterparty  or  from  concentrating  any or  all of  their  transactions  with  one  counterparty.  However,  the
Sub-Adviser,  with the intent to diversify,  intends to monitor  counterparty  credit exposure of Underlying  Funds and Segregated  Accounts.  The ability of Underlying  Funds and Segregated  Accounts to transact  business with any one or  number  of  counterparties,  the  lack of any  independent  evaluation  of such  counterparties'  financial capabilities and the absence of a regulated  market to facilitate  settlement may increase the potential for losses by the Fund.

         Leverage;  Interest Rates;  Margin.  Each Fund is authorized to borrow money for investment  purposes,  to meet  repurchase  requests and for cash  management  purposes.  Underlying  Funds  generally are also  permitted to borrow money.  The Funds,  Underlying  Funds and Segregated  Accounts may directly or indirectly  borrow funds from brokerage  firms and  banks.  Borrowing  for  investment  purposes  is known as  "leverage."  Underlying  Funds and
Segregated  Accounts may also  "leverage"  by using  options,  swaps,  forwards and other  derivative  instruments.
Although leverage presents  opportunities for increasing total investment  return, it has the effect of potentially increasing  losses as well.  Any event that  adversely  affects  the value of an  investment,  either  directly  or indirectly,  by an  Underlying  Fund or  Segregated  Account  could be  magnified  to the extent  that  leverage is employed.  The cumulative effect of the use of leverage,  directly or indirectly,  in a market that moves adversely to the  investments  of the entity  employing  the  leverage  could  result in a loss that would be greater than if leverage  were not  employed.  In addition,  to the extent that the Funds,  Underlying  Fund Managers or Underlying
Funds borrow funds, the rates at which they can borrow may affect the operating results of the Funds.

                  In  general,  the  anticipated  use of  short-term  margin  borrowings  by  Underlying  Funds and
Segregated  Accounts results in certain  additional  risks. For example,  should the securities that are pledged to brokers  to secure  margin  accounts  decline  in value,  or should  brokers  from  which the  Underlying  Funds or
Segregated  Accounts have borrowed increase their maintenance margin  requirements  (i.e., reduce the percentage of a position that can be financed),  then the Underlying  Funds or Segregated  Accounts could be subject to a "margin call,"  pursuant  to which  they  must  either  deposit  additional  funds  with the  broker  or  suffer  mandatory liquidation of the pledged  securities to compensate for the decline in value.  In the event of a precipitous  drop in the value of the assets of an Underlying Fund or Segregated  Account,  it might not be able to liquidate  assets quickly  enough to pay off the margin debt and might  suffer  mandatory  liquidation  of  positions  in a declining market at relatively low prices,  thereby incurring  substantial  losses. For these reasons,  the use of borrowings for investment purposes is considered a speculative investment practice.

                  Short  Selling.  The  Underlying  Fund  Managers  may  engage  in short  selling.  Short  selling involves  selling  securities  that are not owned and borrowing the same  securities for delivery to the purchaser, with an  obligation  to replace the  borrowed  securities  at a later  date.  Short  selling  allows an investor to profit from  declines in market prices to the extent such declines  exceed the  transaction  costs and the costs of borrowing  the  securities.  A short sale creates the risk of an  unlimited  loss,  as the price of the  underlying security could  theoretically  increase without limit, thus increasing the cost of buying those securities to cover the short  position.  There can be no assurance  that the  securities  necessary to cover a short  position will be available for  purchase.  Purchasing  securities to close out the short  position can itself cause the price of the securities  to rise  further,  thereby  exacerbating  the loss.  For these  reasons,  short selling is considered a speculative investment practice.

                  Underlying  Funds and  Segregated  Accounts may also affect short sales  "against the box." These transactions  involve selling short  securities  that are owned (or that an Underlying  Fund or Segregated  Account has the right to obtain).  When an  Underlying  Fund or  Segregated  Account  enters into a short sale  against the box,  it will set aside  securities  equivalent  in kind and amount to the  securities  sold  short (or  securities convertible  or  exchangeable  into  such  securities)  and will  hold such  securities  while  the  short  sale is outstanding.  Underlying Funds and Segregated  Accounts will incur transaction costs,  including interest expenses, in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

         Lack  of  Operating  History.  Certain  Underlying  Funds  may be  newly  formed  entities  that  have  no operating  histories.  In such cases,  the  Sub-Adviser  will have  evaluated the past  investment  performance  of
Underlying Fund Managers or their  personnel.  However,  this past investment  performance may not be indicative of the future  results of an  investment in an Underlying  Fund managed by an  Underlying  Fund Manager.  Although the
Sub-Adviser,  its  affiliates and their  personnel  have  considerable  experience  evaluating  the  performance of alternative  asset managers and providing manager  selection and asset allocation  services to clients,  the Funds'
investment  program  should  be  evaluated  on the basis  that  there can be no  assurance  that the  Sub-Adviser's assessments of Underlying  Fund Managers,  and in turn their  assessments of the short-term or long-term  prospects of investments,  will prove accurate.  Thus, the Funds may not achieve its investment  objective and the Funds' net asset value may decrease.

         Non-Diversified  Status.  The Funds are  "non-diversified"  under the  Investment  Company Act of 1940, as amended (the "Investment  Company Act").  That means that the Funds can invest in the securities of a single issuer without limit.  This policy gives the Funds more  flexibility to invest in the  obligations of a single borrower or issuer than if it were a  "diversified"  fund.  Also there are no  requirements  under the  Investment  Company Act that the  investments of Underlying  Funds be diversified.  However,  the Funds intend to diversify its investments so that it will qualify as a "regulated  investment  company" under the Internal Revenue Code (although it reserves the right not to  qualify).  Under that  requirement,  the Fund may not  invest  more than 25% of its assets in the securities  of any one borrower or issuer.  To the extent the Funds  invests a relatively  high  percentage  of its assets in the  obligations of a single issuer or a limited  number of issuers,  the Funds are subject to additional risk of loss if those  obligations  lose  market  value or the  borrower or issuer of those  obligations  defaults.
To address  this risk,  not more than 10% of the Fund's net assets will be  allocated  to any one  Underlying  Fund
Manager.

         Industry  Concentration  Risk.  Although  the Funds  will not invest 25% or more of the value of its total assets in the  securities  (other  than U.S.  Government  securities)  of  issuers  engaged  in a single  industry,
Underlying  Funds generally are not subject to similar  industry  concentration  restrictions on their  investments and, in some  cases,  may invest 25% or more of the value of their total  assets in a single  industry.  Underlying
Funds are not subject to the Funds other investment policies and restrictions.

         The Funds will not invest in an  Underlying  Fund if, as a result of such  investment,  25% or more of the value of the Funds' total assets will be invested in  Underlying  Funds that,  in the  aggregate,  have  investment programs  that focus on investing in any single  industry.  Nevertheless,  it is possible  that, at any given time, the assets of Underlying  Funds in which the Funds have invested  will, in the  aggregate,  be invested in a single industry  constituting 25% or more of the value of their combined total assets.  The Funds do not believe that this situation is likely to occur given the nature of its  investment  program.  However,  because  these  circumstances may arise,  the Funds are  subject to greater  investment  risk to the  extent  that a  significant  portion of its assets may at some times be invested,  indirectly through  Underlying Funds in which it invests,  in the securities of issuers  engaged in similar  businesses  that are likely to be affected by the same market  conditions and other industry-specific  risk  factors.  Underlying  Funds are not  generally  required  to provide  current  information regarding their  investments to their investors  (including the Fund).  Thus, the Funds and the Sub-Adviser may not
be able to determine at any given time whether or the extent to which  Underlying  Funds,  in the  aggregate,  have invested 25% or more of their combined assets in any particular industry.

         If the Funds engage an  Underlying  Fund Manager to manage a Segregated  Account or a separate  investment vehicle has been created in which an Underlying  Fund Manager will serve as general  partner of the vehicle and the
Funds will be the sole  limited  partner (an  "Affiliated  Underlying  Fund"),  then the Funds shall be required to look through to the assets of such Segregated Account and/or Affiliated  Underlying Fund in determining  compliance with the industry concentration policy.

         Limited  Liquidity;  In-Kind  Distributions.  An investment in the Funds provide  limited  liquidity since shareholders  will not be able to redeem  shares on a daily  basis  because  the Funds  are  closed-end  funds.  In addition,  with very limited exceptions,  shares are not transferable,  and liquidity will be provided only through repurchase  offers made from time to time by the Fund.  An  investment  in the Fund is therefore  suitable only for investors  who can bear the  risks  associated  with the  limited  liquidity  of shares  and  should be viewed as a long-term investment.

                  Payment for  repurchased  shares may require the Funds to liquidate  portfolio  holdings  earlier than the Sub-Adviser would otherwise  liquidate these holdings,  potentially  resulting in losses, and may increase the Funds' portfolio  turnover.  The Adviser and the Sub-Adviser  intend to take measures (subject to such policies as may be established by the Board) to attempt to avoid or minimize  potential  losses and turnover  resulting from the repurchase of shares.

                  If a  shareholder  tenders  all  shares  (or a  portion  of  its  shares)  in  connection  with a repurchase  offer made by the Funds,  that tender may not be rescinded by the  shareholder  after the date on which the repurchase  offer  terminates.  However,  the value of shares that are tendered by shareholders  generally will not be determined  until a date  approximately  one month later and will be based on the value of the Fund's assets as of such later date.  A  shareholder  will thus  continue to bear  investment  risk after shares are tendered for repurchase  and until the date as of which the shares are  valued  for  purposes  of  repurchase.  In  addition,  a redemption  fee equal to 1.00% of the value of shares  repurchased  by the Funds will apply if the date as of which the  shares  are to be  valued  for  purposes  of  repurchase  is less  than  one  year  following  the date of the shareholder's initial investment in the Funds.

                  The Funds  expect to  distribute  cash to the  holders of shares that are  repurchased.  However, there can be no assurance  that the Funds will have  sufficient  cash to pay for shares that are being  repurchased or that it will be able to liquidate  investments at favorable prices to pay for repurchased  shares.  Although the
Funds do not  generally  intend to make  distributions  in-kind,  under the foregoing  circumstances,  and in other unusual  circumstances  where the Board  determines  that making a cash payment would result in a material  adverse effect on the Funds or on  shareholders  not tendering  shares for  repurchase,  shareholders  may receive  in-kind distributions  of  investments  from the Funds'  portfolio,  either the Funds'  interests  in  Underlying  Funds or securities  held by the Underlying  Funds (valued in accordance with the Funds'  valuation  policies) in connection with the  repurchase  of  shares  by the  Funds.  Any  such  distributions  will be made on the  same  basis to all shareholders in connection with any particular  repurchase  offer. In addition,  a distribution  may be made partly in cash and partly  in-kind.  An in-kind  distribution  may consist of securities  that are not readily  marketable and may be  subject  to  restrictions  on  resale,  such as the Funds'  interests  in  Underlying  Funds or certain securities owned by Underlying Funds.  Shareholders  receiving an in-kind distribution will incur costs,  including commissions,  in disposing of  securities  that they receive,  and in the case of  securities  that are not readily marketable,  shareholders  may not be able to sell the  securities  except at prices  that are lower  than those at which the securities were valued by the Funds or not without  substantial  delay due to the requirements  under the federal  securities laws prohibiting the sale of securities unless properly  registered under the Securities Act of
1933 or otherwise  permitted pursuant to an exemption  thereunder.  Any such distributions will be made on the same basis to all  Shareholders  in connection  with any particular  repurchase  offer.  For these various  reasons,  an investment in the shares is suitable only for sophisticated investors.  See "Repurchases of Shares and Transfers."

                  Conflicts of Interest.  The Adviser,  the  Sub-Adviser and their  affiliates,  as well as many of the Underlying Fund Managers and their respective  affiliates,  provide  investment  advisory and other services to clients other than the Funds and  Underlying  Funds.  In addition,  investment  professionals  associated  with the
Adviser,  the  Sub-Adviser  or Underlying  Fund Managers may carry on investment  activities for their own accounts and the accounts of family members  (collectively  with other accounts managed by the Adviser,  the Sub-Adviser and their affiliates,  "Other  Accounts").  As a result of the foregoing,  the Adviser,  the Sub-Adviser and Underlying
Fund Managers will be engaged in  substantial  activities  other than on behalf of the Funds and may have differing economic  shares in  respect of such  activities  and may have  conflicts  of  interest  in  allocating  investment opportunities,  and their time,  between the Fund and Other  Accounts.  Underlying  Fund  Managers may, in pursuing independently of one another their respective investment objectives,  effect offsetting  transactions,  which could result in the Funds bearing transactional costs without obtaining any benefit.

                  However,  it is the policy of the  Sub-Adviser,  and generally  also the policy of the Underlying
Fund Managers,  that investment decisions for the Funds,  Segregated Accounts and Other Accounts be made based on a consideration of their respective  investment objectives and policies,  and other needs and requirements  affecting each account that they manage and that investment  transactions  and  opportunities be fairly allocated among their clients, including the Fund and Underlying Funds.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

         Underlying  Funds generally will not be registered as investment  companies  under the Investment  Company
Act and, therefore,  the Funds will not have the benefit of various protections  afforded by the Investment Company
Act with  respect  to its  investments  in  Underlying  Funds.  The  Funds  from time to time,  may also  invest in
non-U.S.  Hedge Funds that also are not registered under the Investment  Company Act.  Investing in non-U.S.  Hedge
Funds  have  similar  risks  to  investing  in  securities  of  non-U.S.  companies  and  countries.  Although  the
Sub-Adviser  expects to receive  detailed  information  from each Underlying Fund Manager  regarding its investment performance  and investment  strategy on a regular basis,  in most cases the  Sub-Adviser has little or no means of independently  verifying this  information.  An Underlying Fund Manager may use proprietary  investment  strategies that are not fully  disclosed to the  Sub-Adviser,  which may involve risks under some market  conditions  that are not  anticipated  by the  Sub-Adviser.  In addition,  many  Underlying  Fund  Managers  will not be  registered  as investment  advisers  under the  Investment  Advisers Act of 1940, as amended (the  "Advisers  Act") in reliance on certain  exemptions from registration  under that act. In such cases,  Underlying Fund Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

         Investors in the Funds directly bear the Funds' fees and expenses,  and indirectly  bear fees and expenses of the Underlying Funds and Segregated Accounts,  including  asset-based fees and  performance-based  fees assessed by Underlying  Funds or Segregated  Accounts.  The expenses to the Funds of investing in the  Underlying  Funds are shown above under "Fees and Expenses of the Fund - Acquired Fund Fees and Expenses."  Similarly,  shareholders bear a  proportionate  share of the other  operating  expenses  of the Funds  (including  the  Administration  Fee) and, indirectly,  similar  expenses  of the  Underlying  Funds  and  Segregated  Accounts.  An  investor  who  meets the conditions imposed by the Underlying Fund Managers,  including  investment minimums that may be considerably higher than the $500,000 minimum imposed by the Fund, could invest directly with the Underlying Fund Managers.

         Each  Underlying  Fund  Manager  will  receive any  performance-based  allocation  to which it is entitled irrespective of the investment  performance of other Underlying Fund Managers or the investment  performance of the
Funds  generally.  Thus,  an  Underlying  Fund  Manager  with  positive  investment  performance  will receive this allocation  from the Funds (and  indirectly  from  shareholders)  even if the Funds' overall  investment  return is negative.  Investment  decisions  of the  Underlying  Fund  Managers  are made  independently  of each other.  As a result,  at any  particular  time,  one  Underlying  Fund  Manager  may be  purchasing  shares of an issuer  for an
Underlying  Fund or Segregated  Account whose shares are being sold by another  Underlying Fund Manager for another
Underlying  Fund or  Segregated  Account.  In any  such  situations,  the  Funds  could  indirectly  incur  certain transaction costs without accomplishing any net investment result.

         Since the Funds may make additional  investments in or effect  withdrawals from an Underlying Fund only at certain times pursuant to limitations  set forth in the governing  documents of the Underlying  Fund, the Fund from time to time: may have to invest a greater  portion of its assets  temporarily in money market  securities  than it otherwise  might wish to invest;  may have to borrow money to  repurchase  shares;  and may not be able to withdraw its  investment in an Underlying  Fund  promptly  after it has made a decision to do so. This may adversely  affect the Funds' investment return or increase the Fund's expenses.

         Underlying  Funds may be permitted to redeem their shares  in-kind.  Thus,  upon the Funds'  withdrawal of all or a portion of its  interest in an  Underlying  Fund,  the Funds may receive  securities  that are illiquid or
difficult  to  value.  See   "INVESTMENT-RELATED   RISKS  -  Illiquid  Portfolio   Investments"  and  "DISTRIBUTION
ARRANGEMENTS  - Calculation of Net Asset Value" in the  accompanying  Core  Strategies  Hedge Fund  Prospectus.  In these  circumstances,  the  Adviser  would  seek to  dispose of these  securities  in a manner  that is in the best interests of the Funds.

         Subject to limitations imposed by the Investment Company Act, neither the Trustees,  nor the Adviser,  nor the Sub-Adviser  shall be liable to the Funds or any of the shareholders  for any loss or damage  occasioned by any act or omission in the  performance  of their  respective  services as such in the absence of willful  misfeasance, bad faith, gross negligence or reckless disregard of their duties.

         Segregated  Account  Allocations.  The Funds may on occasion  allocate  its assets to an  Underlying  Fund
Manager by retaining the Underlying  Fund Manager to manage a Segregated  Account for the Fund,  rather than invest in the  Underlying  Fund  Manager's  Underlying  Fund.  It is possible,  given the leverage at which certain of the
Underlying  Fund Managers will trade,  that the Funds could lose more in a Segregated  Account that is managed by a particular  Underlying Fund Manager than the Funds have allocated to such  Underlying Fund Manager to invest.  This risk may be avoided if the Fund,  instead of retaining  an  Underlying  Fund  Manager to manage a separate  account comprised  of a  designated  portion  of the Fund's  assets,  creates a separate  investment  vehicle  for which an
Underlying  Fund  Manager will serve as general  partner and in which the Funds will be the sole  limited  partner.
Use of this structure,  however,  involves various expenses,  and there is no requirement that separate  investment vehicles be created for  Segregated  Accounts.  Underlying  Funds that are  Segregated  Accounts will be subject to the investment  policies and  restrictions  of the Funds,  as well as the provisions of the Investment  Company Act and the rules thereunder.

         Valuation  of  Underlying  Funds  Managers.  In most  cases,  the Funds  will be  unable  to  verify  with certainty  the  monthly  valuation  received  from  an  Underlying  Fund  Manager  regarding  an  Underlying  Fund.
Furthermore,  these  valuations  will typically be estimates  only,  subject to revision  based on each  Underlying
Fund's  annual  audit.  Revisions  to the Funds'  gain and loss  calculations  will be an ongoing  process,  and no appreciation  or  depreciation  figure can be  considered  final until the annual  audits of  Underlying  Funds are completed.

         Underlying  Fund Managers will  generally  invest  primarily in marketable  securities,  although  certain
Underlying Fund Managers may also invest in privately  placed  securities and other  investments  that are illiquid and do not have readily  available market  quotations.  These securities will  nevertheless  generally be valued by
Underlying Fund Managers,  which  valuations will be conclusive with respect to the Funds,  even though  Underlying
Fund Managers will  generally  face a conflict of interest in valuing such  securities  because the values given to the  securities  will affect the  compensation  of the  Underlying  Fund Managers.  Any such  securities  held by a
Segregated  Account  will be  valued  at  their  "fair  value"  as  determined  in good  faith  by the  Board.  See
"Distribution Arrangements - Calculation of Net Asset Value," below.

Portfolio Turnover. A change in the securities held by the Funds is known as "portfolio turnover." Each Fund can engage in active and frequent trading to try to achieve its objective. Although both Funds may have a portfolio turnover rate in excess of 100% annually, Core Strategies Hedge Fund's turnover rate has been less than 100%
annually over the last five fiscal years. Increased portfolio turnover creates higher transaction costs for a
Fund (and may reduce performance). If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing the taxable distributions of shareholders that are not tax-exempt entities. The following portfolio turnover rates are for both Funds over each Fund's last five fiscal years:

----------------------------------------------------------------------------------------------------------------------

                                            Fiscal Year Ended March 31st
----------------------------------------------------------------------------------------------------------------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

                                              2007            2006           2005            2004           2003
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Market Neutral Hedge Fund                      38%            39%             66%            22%             0%
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Core Strategies Hedge Fund                     12%            42%             48%            38%             0%
----------------------------------------- -------------- --------------- -------------- --------------- --------------

The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.
Other Investment Strategies
To seek its objective, each Fund may also use the investment techniques and strategies described below.  The
Funds might not always use all of the different types of techniques and investments described below.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

         The Funds pursue their respective  investment  objective by allocating their assets for investment among a select  group  of  Underlying  Fund  Managers  that  are  alternative  asset  managers  employing  a wide  range of specialized  investment  strategies.  Each Fund will  actively  allocate its assets among a variety of  alternative investment  strategies  that each  individually  offer the  potential  for  attractive  investment  returns and are expected to blend  together  within each Fund's  portfolio  to limit each  Fund's  overall  investment  exposure to general  trends in equity,  debt and other markets.  The  Sub-Adviser  is primarily  responsible  for selecting the
Underlying  Fund  Managers and  determining  the portion of each Fund's  assets to be allocated to each  Underlying
Fund Manager,  subject to the general  supervision  of the Adviser and the Board.  The Funds will  implement  these allocation  decisions  primarily by investing in  Underlying  Funds that are managed by  Underlying  Fund  Managers selected by the Sub-Adviser.

        Underlying  Funds are  generally  private  U.S.  investment  funds,  although  they may  consist of certain qualifying  non-U.S.  private  funds  as  well.  In  the  U.S.  such  funds  are  typically  organized  as  limited partnerships or limited  liability  companies,  that are not required to register under the Investment  Company Act because  they do not  publicly  offer their  securities  and are  restricted  as to either the number of  investors permitted  to invest in the fund or as to the  qualifications  of  persons  eligible  to  invest  (determined  with respect  to the value of  investment  assets  held) in the fund.  The  typical  Underlying  Fund will have  greater investment  flexibility  than  traditional  investment  funds  (such as  mutual  funds  and most  other  registered investment  companies) as to the types of securities owned, the types of trading strategies  employed,  and in many cases, the amount of leverage it may use.

         The investment programs of the Underlying Fund Managers may include both market neutral  strategies,  such as long/short equity investing and various types of arbitrage strategies,  as well as directional strategies,  such as event  driven and  distressed  investments.  Market  neutral  investment  strategies  encompass a broad range of investment  programs that  historically  have exhibited a low  correlation to the  performance of debt,  equity and other  markets.  Many of the  investment  programs  of  Underlying  Fund  Managers  involve  the use of hedging and arbitrage  techniques  in the equity,  fixed income,  currency and commodity  markets.  These  investment  programs employ a variety  of  sophisticated  investment  techniques  that  include,  among  other  things,  short  sales of securities,  use of leverage,  and  transactions in derivative  securities and other financial  instruments such as
stock  options,  index  options,  futures  contracts  and  options  on  futures.   Directional  strategies  include
investment  programs that exhibit a higher  correlation  to general  market  performance.  In allocating the Fund's assets  among  Underlying  Fund  Managers  that pursue  directional  strategies,  the  Sub-Adviser  will  emphasize investment  programs  that it believes  are most likely to achieve  high rates of return  under  prevailing  market conditions.

           The  Sub-Adviser  takes a  three-tiered  approach  to  asset  allocation  and  Underlying  Fund  Manager
selection.   Its  methodology  is  premised  on  the  belief  that  consistent,   superior  long-term   performance
necessitates first, a rigorous,  top-down,  or macro, view of the various  alternative  investment fund strategies;
second,  an in-depth  analysis of the types of strategy  attributes  that best  complement  each Fund's  investment objective;  and  third,  identification  of  Underlying  Fund  Managers  whose  investment  styles  and  historical investment returns and risk characteristics best embody those attributes.

            The investment strategies of the Underlying Fund Managers may include, among others:

o        Long/short  equity.  This  strategy  involves  creating and managing  long and short  portfolios of common stock with the intent of generating  non-market  related  returns,  with an emphasis on an Underlying Fund
         Manager's  discretionary approach based on fundamental research,  rather than a pure quantitative analysis approach.  These types of portfolios usually have net long or short exposure significantly  different than zero, distinguishing them from equity hedging and arbitrage strategies.

o        Equity hedging and arbitrage.  This strategy  generally  involves creating  simultaneously  long and short matched  equity  portfolios  of the same size  within a country.  Equity  market  neutral  portfolios  are usually designed to be either beta (a measure of an equity  security's  volatility  relative to the equity market) or currency neutral, or both.  Well-designed  portfolios  typically control for industry,  sector, market  capitalization,  and other  exposures  as well.  Leverage  is often  applied to  enhance  returns.
         Arbitrage is designed to exploit equity market inefficiencies.

o        Fixed income hedging and arbitrage.  This strategy seeks to exploit  pricing  anomalies  within and across global fixed income markets and their derivative products using leverage to enhance returns.

o        Currency  hedging and arbitrage.  This strategy seeks to capture the price  differential  between a basket currency and its component currencies.

o        Index  arbitrage.  This strategy  involves  investing in a group of securities  comprising an index,  or a representative  sample of an index,  in order to capture the pricing  differences  that may arise  between the index and the component securities.

o        Interest  rate  arbitrage.  This strategy  seeks to exploit price  anomalies  between  related  securities with prices that fluctuate in response to interest rate movements.

o        Merger  arbitrage.  This  strategy  involves  investing  simultaneously  in long and  short  positions  in companies  involved in a merger or  acquisition  in order to profit from the expected  price  movements of the acquiring and target companies.

o        Convertible bond and warrant hedging.  This strategy  involves  investing in undervalued  instruments that are convertible  into equity  securities and then hedging out systematic  risks associated with either the convertible instrument, the underlying security or both.

o        Pairs  trading.  This is a specific type of equity  hedging  strategy that involves  effecting  offsetting long and short equity positions in the same industry or sector.

o        Event driven.  This strategy  involves  taking long or short positions in a security based on the expected value of the security upon completion of a certain transaction or event.

o        Distressed  issuer.  This strategy involves  investing in debt or equity securities of issuers involved in the bankruptcy or  reorganization  stage with the goal of capitalizing on  inefficiencies  associated with pricing such illiquid securities.

            Underlying  Fund  Managers  using  arbitrage   strategies  attempt  to  identify  and  exploit  pricing
inefficiencies  between  related  instruments  or  combinations  of  instruments.  Sophisticated  mathematical  and statistical  techniques and models are used to attempt to identify  relative value between  related  instruments or combinations of instruments and to capture  mispricings among such  instruments.  Underlying Fund Managers pursuing arbitrage  strategies  utilize a variety of techniques  and models,  ranging from purely  quantitative,  short-term models to more discretionary approaches using fundamental research to construct long and short portfolios.

                                            OTHER INVESTMENT STRATEGIES

            Borrowing;  Use of Leverage.  Each Fund is authorized to borrow money for investment purposes,  to meet repurchase  requests  and for cash  management  purposes.  Each Fund may obtain a line of credit  from a  financial institution.  Typically,  that type of line of credit  will bear  interest  at a floating  rate.  Underlying  Funds generally are also permitted to borrow money for similar  purposes.  The use of borrowings for investment  purposes is known as "leverage"  and involves a high degree of risk.  The  investment  programs of certain  Underlying  Fund
Managers  may make  extensive  use of  leverage.  See "Main  Risks of  Investing  in the Fund - Special  Investment
Instruments and Techniques -Leverage; Interest Rates; Margin."

         Each Fund is subject to the  Investment  Company Act  requirement  that an investment  company  satisfy an asset coverage  requirement  of 300% of its  indebtedness,  including  amounts  borrowed,  measured at the time the investment  company incurs the indebtedness (the "Asset Coverage  Requirement").  This means that the value of each
Fund's total  indebtedness  may not exceed  one-third the value of its total assets  (including such  indebtedness)
less all  liabilities and  indebtedness  other than  borrowing.  These limits do not apply to the Underlying  Funds and,  therefore,  each  Fund's  portfolio  may be exposed to the risk of highly  leveraged  investment  programs of certain  Underlying  Funds.  The Asset Coverage  Requirement  will apply to borrowings by Segregated  Accounts,  as well as to other  transactions  by  Segregated  Accounts  that can be deemed to result in the creation of a "senior security."  Generally,  in  conjunction  with  investment  positions  for  Segregated  Accounts  that are deemed to constitute senior  securities,  the Funds must: (i) observe the Asset Coverage  Requirement;  (ii) maintain daily a segregated  account  in cash or liquid  securities  at such a level  that the amount  segregated  plus any  amounts pledged to a broker as  collateral  will equal the current  value of the  position;  or (iii)  otherwise  cover the investment position with offsetting  portfolio  securities.  Segregation of assets or covering investment positions with offsetting  portfolio  securities may limit a Segregated Account's ability to otherwise invest those assets or dispose of those securities.

         Effective  November 28,  2005,  each Fund  entered  into a Credit  Agreement  with The Bank of Nova Scotia which enables it to participate  with certain other  Oppenheimer  funds in a committed,  unsecured  credit facility that permits  borrowings of up to  $60,000,000,  collectively.  The  borrowings of any single fund under the credit facility  are  further  limited  to 15% of its  net  assets.  Interest  is  charged  to  each  Fund,  based  on its borrowings,  at a rate equal to the Federal  Funds Rate plus 1.00%.  Each Fund also pays a commitment  fee equal to its pro rata share of the  average  unutilized  amount of the credit  facility  at a rate of 0.20% per annum.  As a consequence of this Reorganization, this credit facility is being terminated as to Market Neutral Hedge Fund.

         Short Selling.  Underlying  Funds and Segregated  Accounts may sell  securities  short.  To affect a short sale,  the  Underlying  Fund or  Segregated  Account  will  borrow the  security  from a brokerage  firm,  or other permissible  financial  intermediary,  and make delivery to the buyer.  The Underlying  Fund or Segregated  Account then is  obligated  to  replace  the  borrowed  security  by  purchasing  it at the  market  price  at the  time of replacement.  The price at such time may be more or less than the  price at which the  security  was sold  short by the Underlying Fund or Segregated  Account,  which would result in a loss or gain,  respectively.  The use of short sales is a  speculative  practice and  involves  significant  risks.  A short sale creates the risk of an unlimited loss, as the price of the underlying  security could  theoretically  increase  without limit,  thus  increasing the cost of buying  those  securities  to cover the short  position.  See "Main Risks of  Investing in the Fund Special
Investment Instruments and Techniques--Short Selling."

         Derivatives.   Underlying  Funds  and  Segregated  Accounts  may  use  financial  instruments,   known  as
derivatives,  for  purposes  of hedging  portfolio  risk and for  non-hedging  purposes.  Examples  of  derivatives include stock options, index options,  futures and options on futures.  Transactions in derivatives involve certain risks.

         Short-Term  and  Defensive  Investments.  Each  Fund  will  invest  its  cash  reserves  in  high  quality short-term  investments.  These  investments  may  include  money  market  instruments  and other  short-term  debt obligations,  money  market  mutual  funds,  and  repurchase  agreements  with  banks  and  broker-dealers.  During periods of adverse market or economic  conditions,  the Fund may temporarily invest all or a significant portion of its assets in these  securities  or hold cash.  To the extent the Fund invests in these  securities  or holds cash, such  investments  are  inconsistent  with the  Fund's  investment  objective  and the Fund  will not  achieve  its investment objective.

                                       INFORMATION ABOUT THE REORGANIZATION

         This is only a summary of the  Reorganization  Agreement.  The form of  Reorganization  Agreement has been filed with the SEC.

How will the Reorganization be carried out?

         If the shareholders of Market Neutral Hedge Fund approve the Reorganization Agreement, the
Reorganization will take place after various conditions are satisfied by Market Neutral Hedge Fund and Core
Strategies Hedge Fund, including delivery of certain documents. The "Valuation Date" is presently scheduled for on or about March 31, 2008, and the Closing Date presently scheduled to take place 30 to 60 days thereafter.

         If the shareholders of Market Neutral Hedge Fund vote to approve the Reorganization Agreement, substantially all of the assets of Market Neutral Hedge Fund will be transferred to Core Strategies Hedge Fund in exchange for shares of Core Strategies Hedge Fund, and you will receive shares of Core Strategies Hedge Fund equal in value to the value as of the Valuation Date of your shares of Market Neutral Hedge Fund.  Market Neutral
Hedge Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of
Market Neutral Hedge Fund will be permanently closed at the close of business on the Valuation Date. Shares of
Core Strategies Hedge Fund that were purchased less than one year prior to the closing of the Reorganization will not be charged with the redemption fee; however, the shares of Core Strategies Hedge Fund issued in exchange for such shares will remain subject to that redemption fee.

         Shareholders of Market Neutral Hedge Fund who vote their shares in favor of the Reorganization will be electing in effect to redeem their shares of Market Neutral Hedge Fund at net asset value as of the Valuation
Date, after Market Neutral Hedge Fund subtracts a cash reserve ("Cash Reserve"), and reinvest the proceeds in shares of Core Strategies Hedge Fund at net asset value. The Cash Reserve is an amount retained by Market Neutral
Hedge Fund for the payment of Market Neutral Hedge Fund's outstanding debts, taxes and expenses of liquidation following the Reorganization.  Core Strategies Hedge Fund is not assuming any debts of Market Neutral Hedge Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Market Neutral Hedge
Fund on or before the Closing Date. Market Neutral Hedge Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the
Reorganization are anticipated to be in the ordinary course of business of Market Neutral Hedge Fund's activities.  Following the Reorganization, Market Neutral Hedge Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of that Fund.

         Under the Reorganization Agreement, either Market Neutral Hedge Fund or Core Strategies Hedge Fund may
abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund.

         To the extent permitted by law, the Funds may agree to amend the Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Market Neutral Hedge Fund.

Who will pay the expenses of the Reorganization?

         The Adviser has agreed to bear each Fund's  out-of-pocket  expenses  associated  with the  Reorganization, including  outside legal and accounting  fees, and shareholder  communication  costs.  Therefore,  the Adviser does not anticipate that either Fund will experience a dilution as a result of the proposed Reorganization.

What are the tax consequences of the Reorganization?

         The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from OppenheimerFunds, Inc. as investment adviser to Market Neutral Hedge Fund and Core
Strategies Hedge Fund, it is expected to be the opinion of Mayer Brown LLP ("tax opinion") that: (i) shareholders of Market Neutral Hedge Fund should not recognize any gain or loss for U.S. federal income tax purposes as a result of the exchange of their shares for shares of Core Strategies Hedge Fund; (ii) shareholders of Core
Strategies Hedge Fund should not recognize any gain or loss upon receipt of Market Neutral Hedge Fund's assets
(iii) and the holding period of Core Strategies Hedge Fund shares received in that exchange should include the period that Market Neutral Hedge Fund shares were held (provided such shares were held as a capital asset on the
Closing Date).  In addition, neither Fund is expected to recognize a gain or loss as a direct result of the
Reorganization.  Please see the Agreement and Plan of Reorganization for more details.

         If the tax opinion is not received by the Closing Date, the Fund may still pursue the Reorganization, pending re-solicitation of shareholders and shareholder approval which would delay the Reorganization by several months. Although not likely, in the event the tax opinion is not received, the Reorganization may not qualify as a tax-free reorganization.

         Prior to the Valuation Date, Market Neutral Hedge Fund may pay a dividend which will have the effect of distributing to Market Neutral Hedge Fund's shareholders all of Market Neutral Hedge Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). As of Market Neutral
Hedge Fund's fiscal year ended March 31, 2007, the Fund had $214,870 of net capital loss carry-forward available to offset any realized capital gains and thereby reduce the capital gains distributions. Any such dividends may be included in the taxable income of Market Neutral Hedge Fund's shareholders as ordinary income and capital gain, respectively.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares, and should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to anticipated federal income tax consequences.

                                          REASONS FOR THE REORGANIZATION

Board Considerations

         At a meeting of the Boards of Trustees of Market Neutral Hedge Fund and Core Strategies Hedge Fund held
December 20, 2007, the Boards considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed with the Adviser and the Boards' independent legal counsel the proposed
Reorganization.  Information with respect to, among other things, each Fund's respective investment objective and policies, management fees, and other operating expenses, historical performance and asset size also was considered by the Boards.

         The Boards received information that demonstrated that from 2004 to 2007 the assets of Market Neutral
Hedge Fund decreased significantly from over $73.3 million to approximately $38 million.  The Board also considered that the Adviser does not believe that the assets of Market Neutral Hedge Fund will increase significantly from any sales efforts given the Fund's poor long-term performance.

         The Boards also considered the relative small size of Market Neutral Hedge Fund and the concern that assets could continue to diminish, and consequently expenses could increase. The Boards also considered the advantage of having the Adviser's undertaking to limit Fund expenses made contractual upon the closing of the
Reorganization.

         The Boards considered that the procedures for purchases and tenders of shares of both Funds are substantially similar.

         The  Boards  also  considered  the  terms  and  conditions  of  the  Reorganization,  including  that  the
Reorganization  is  expected to be a tax-free  reorganization  for U.S.  federal  income tax  purposes.  The Boards concluded that Market Neutral Hedge Fund's  participation  in the  transaction  was in the best interests of Market
Neutral  Hedge Fund and that the  Reorganization  would not  result in a  dilution  of the  interests  of  existing shareholders of Market Neutral Hedge Fund.

         After consideration of the above factors, other considerations, and such information as the Board of
Market Neutral Hedge Fund deemed relevant, the Market Neutral Hedge Fund Board, including the Trustees who are not "interested persons" (as defined in the Investment Company Act) of Core Strategies Hedge Fund, Market Neutral
Hedge  Fund or the Adviser (the "Independent Trustees"), unanimously approved the Reorganization and the
Reorganization Agreement and voted to recommend its approval by the shareholders of Market Neutral Hedge Fund.

         The Core Strategies Hedge Fund Board also determined that the Reorganization was in the best interests of Core Strategies Hedge Fund and its shareholders and that no dilution would result to those shareholders.  Core
Strategies Hedge Fund shareholders do not vote on the Reorganization.  The Board on behalf of Core Strategies
Hedge Fund, including the Independent Trustees, unanimously approved the Reorganization and the Reorganization
Agreement.

         Neither Fund's Board members are required to attend the meeting nor do they plan to attend the meeting.

         For the reasons discussed above, the Board, on behalf of Market Neutral Hedge Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of Market Neutral Hedge Fund do not approve the
Reorganization Agreement, the Reorganization will not take place.

What should I know about shares of Core Strategies Hedge Fund?

         Upon consummation of the Reorganization, shares of Core Strategies Hedge Fund will be distributed to shareholders of Market Neutral Hedge Fund, respectively, in connection with the Reorganization. The shares of
Core Strategies Hedge Fund will be recorded in each shareholder's account. Core Strategies Hedge Fund will then send a confirmation to each shareholder.

         The rights of shareholders of both Funds are substantially the same as are their governing documents.
Each share will be fully paid and non-assessable when issued. Core Strategies Hedge Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification of any loss and expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

         Both Market Neutral Hedge Fund and Core Strategies Hedge Fund have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are similar between the Funds.  Please see the Statements of Additional Information for each Fund for descriptions of those investment restrictions, which are incorporated by reference into the Statement of
Additional Information dated February 11, 2008 related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

         The description of certain other key features of the Funds is set forth below.  More detailed information is available in each Fund's Prospectus and Statement of Additional Information, which are incorporated by reference.

Management of the Funds

         Each Fund is governed by the same Board of Trustees, which is responsible for protecting the interests of each Fund's shareholders under Massachusetts law and other applicable laws.  For a listing of the Core
Strategies Hedge Fund's Board of Trustees and biographical information, please refer to the Statement of
Additional Information dated July 27, 2007, which is incorporated by reference into the Statement of Additional
Information dated February 11, 2008 related to this Reorganization.

Investment Adviser and Sub-Adviser

         OppenheimerFunds, Inc. serves as the investment adviser of both Funds. The day-to-day management of the business and affairs of each Fund is the responsibility of the Sub-Adviser, pursuant to each Fund's sub-advisory agreement between the Adviser and the Sub-Adviser.  Both Funds are managed by Timothy J. Birney, an officer of the Sub-Adviser, who is primarily responsible for the day-to-day management of the Fund's investments.

         The Adviser is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Adviser and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The Adviser has been an investment adviser since January 1960. The Adviser (including subsidiaries and an affiliate) managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Adviser is located at 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

         Since 1984 the Sub-Adviser and it affiliates have provided alternative investment solutions to a diverse client base, including financial institutions, mutual funds, other investment companies and high net worth individuals. The Sub-Adviser and its affiliates were responsible for the allocation of over $9 billion of client assets among alternative investment strategies; as of June 30, 2007. The Sub-Adviser is located at 555 Theodore
Fremd Avenue, Rye, New York 10580, and since October 1, 2001 has been wholly-owned by Tremont Group Holdings,
Inc. (formerly Tremont Capital Management, Inc.) which in turn is also controlled by Oppenheimer Acquisition
Corporation and Massachusetts Mutual Life Insurance Company.

         The Sub-Adviser will have responsibility for selecting Underlying Fund Managers and determining the portion of the each Fund's assets to be allocated to each Underlying Fund Manager. It has the investment discretion to select Underlying Funds and Underlying Fund Managers on behalf of the Funds and will recommend to the Board whether or not the Funds should enter into a management agreement with an Underlying Fund Manager pursuant to which Fund assets would be managed in a Segregated Account. It will consider various criteria in selecting Underlying Fund Managers, including among others: the historical investment performance of the
Underlying Fund Manager; its reputation and experience; the effectiveness of its risk management systems; its adherence to its stated investment philosophy; the quality and stability of the Underlying Fund Manager's organization; and whether key personnel of the Underlying Fund Manager have substantial investments in the
Underlying Fund Manager's investment program.

Investor Servicing  Arrangements.  The Adviser may pay, out of its own assets, to qualifying  brokers,  dealers and financial  advisers that provide ongoing investor  services and account  maintenance  services to shareholders that are their customers  ("Investor  Service  Providers") an amount not to exceed 0.25% (on an annualized basis) of the aggregate value of outstanding  shares held by such shareholders.  These services include,  but are not limited to, handling shareholder  inquiries regarding the Funds (e.g.,  responding to questions  concerning  investments in the
Funds, account balances,  and reports and tax information  provided by the Funds);  assisting in the enhancement of relations and  communications  between  shareholders and the Funds;  assisting in the establishment and maintenance of shareholder  accounts with the Funds;  assisting in the maintenance of the Funds records containing  shareholder information;  and providing such other  information and shareholder  liaison services as the Adviser may reasonably request.

Administrative  and  Shareholder  Services.  Under the terms of an  administration  agreement  with the Funds,  the
Adviser will provide  certain  administrative  services to the Funds,  including,  among others:  providing  office space and other  support  services and  personnel as necessary to provide such  services to the Funds;  supervising the  entities  retained by the Funds to provide  accounting  services,  investor  services  and  custody  services;
handling  shareholder  inquiries  regarding  the Funds,  including  but not limited to questions  concerning  their investments  in the Funds;  preparing  or assisting  in the  preparation  of various  reports,  communications  and regulatory  filings  of the  Funds;  assisting  in the  review of  investor  applications;  monitoring  the  Funds'
compliance with federal and state  regulatory  requirements  (other than those relating to investment  compliance);
coordinating  and organizing  meetings of the Board and meetings of shareholders and preparing  related  materials;
and maintaining and preserving  certain books and records of the Funds. In  consideration  for these services,  the
Funds  will pay the  Adviser  a  monthly  fee  computed  at the  annual  rate of 0.15%  of the  aggregate  value of outstanding  shares  determined as of the last day of each calendar month (the  "Administration  Fee").  Related to this, the Adviser (in its capacity as  administrator)  and the Sub-Adviser  have entered into a  sub-administration agreement,  pursuant to which the Adviser may delegate some or all of the  administrative  responsibilities  to the
Sub-Adviser.  The  Adviser,  in its  capacity  as  administrator  of the Funds,  will pay the  Sub-Adviser,  in its capacity as sub-administrator, some or all of the Administration Fee.

         Fee and Expense Comparison.  Core Strategies Hedge Fund and Market Neutral Hedge Fund Have the same overall expense ratio, after the undertaking by the Adviser to limit expenses to 1.50% of Fund assets is taken into consideration. The Adviser has agreed that upon the closing of the Reorganization, that undertaking to limit total expenses of Core Strategies Hedge Fund will become a contractual undertaking, through March 31, 2009. This expense limitation agreement will automatically renew unless terminated by the Board of Core Strategies Hedge
Fund. Core Strategies Hedge Fund's advisory fee rate of 1.50% of Fund assets is higher (by 0.25%) than Market
Neutral Hedge Fund's fee rate of 1.25% of Fund assets. However, the Adviser has voluntarily undertaken to limit its management fee charged to Core Strategies Hedge Fund to 1.25% of fund assets.

         As a result, the management fee rates and total expenses of the two Funds are the same, after expense undertakings are taken into consideration. The Adviser pays 50% of its management fee from both Funds to the
Sub-Adviser.

Distribution Arrangements

         The Distributor acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions, pursuant to the terms of a General Distributor's Agreement entered into with the Funds. Shares may be purchased through the Distributor or through brokers or dealers that have entered into selling agreements with the Distributor. The Funds are not obligated to sell to a broker or dealer any shares that have not been placed with Qualified Investors that meet all applicable requirements to invest in the Funds. The Distributor maintains its principal office at 6803 South Tucson Way, Centennial, Colorado 80112, and is an affiliate of the Adviser and the Sub-Adviser.

         In connection with providing selling and marketing support to the Adviser and the Funds, the Adviser pays a monthly fee with OFI Institutional Asset Management, Inc. ("OFII") out of its own resources in an amount equal to 50% of the amount of the advisory fee earned by the Adviser under the Advisory Agreement in connection with OFII providing selling and marketing support to the Adviser and the Funds. These fees are paid by the
Adviser, not the Funds.

Custody Services

         Citibank, located at 111 Wall Street, New York, NY 10005, acts as custodian for both Funds.

Shareholder Rights

         Both Funds are Massachusetts business trusts. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the
Investment Company Act.

         Under the Investment Company Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if they seek to change a fundamental investment policy. The Trustees of Core Strategies Hedge Fund will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10%
of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

                                                VOTING INFORMATION

How do I vote?

         Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s) and mailing the proxy ballot(s) in the postage paid envelope provided.
You may cast your vote by attending the Meeting in person if you are a record owner.

         If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at 1.800.399.7181.  Any proxy given by a shareholder in writing is revocable as described below under the paragraph titled "Revoking a Proxy".

         If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

Who is entitled to vote and how are votes counted?

         Shareholders of record of Market Neutral Hedge Fund at the close of business on December 31, 2007 (the
"Record Date") will be entitled to vote at the Meeting. On December 31, 2007, there were _______ outstanding shares of Market Neutral Hedge Fund.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Market Neutral Hedge Fund held on the Record Date.

         The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by mail.  You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box "FOR" or "AGAINST", or instruct them not to vote those shares on the proposal by checking the
"ABSTAIN" box.

Quorum and Required Vote

The presence in person or by proxy of a majority of Market Neutral Hedge Fund's shares outstanding and entitled to vote constitutes a quorum. Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the
Proposal.  However, because of the need to obtain a vote of a majority of the shares outstanding and entitled to vote, abstentions will have the same effect as a vote "against" the Proposal.  In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting without further notice.

         The affirmative vote of the holders of a majority (as that term is defined in the Investment Company Act of 1940) of Market Neutral Hedge Fund's shares outstanding and entitled to vote constitutes a quorum of the shares of Market Neutral Hedge Fund outstanding and entitled to vote is necessary to approve the Reorganization
Agreement and the transactions contemplated thereby. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares. Core Strategies Hedge Fund shareholders do not vote on the
Reorganization.

         In absence of a quorum or if a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned.  The persons named as proxies on the proxy ballots (or their substitutes)
will vote the Shares present in person or by proxy (including broker non-votes and abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the Fund's shareholders.

Solicitation of Proxies

         Broker-dealer firms, banks, custodians, nominees and other fiduciaries may be required to forward soliciting material to the beneficial owners of the shares of record on behalf of Market Neutral Hedge Fund and to obtain authorization for the execution of proxies.  For those services, they will be reimbursed by the Adviser for their reasonable expenses incurred in connection with the proxy solicitation to the extent the Fund would have directly borne those expenses.

         Solicitations shall be conducted by mail only.

o        Voting By Broker-Dealers.  Shares owned of record by broker-dealers (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer does not have discretionary power ("broker non-vote") to vote such street account shares on the Proposal under applicable stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of determining a quorum nor will they be counted as votes "for" or "against" the Proposal.
         Beneficial owners of street account shares cannot vote at the meeting.  Only record owners may vote at the meeting.

Revoking a Proxy

         You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, or (3) attending the Meeting and casting your votes in person if you are a record owner.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of Market Neutral Hedge Fund does not intend to bring any matters before the
Meeting other than those described in this combined Prospectus and Proxy Statement. Neither the Board nor the
Adviser is aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation may come before the Meeting.  The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o        Shareholder Proposals.  The Funds are not required and do not intend to hold shareholder meetings on a regular basis.  Special meetings of shareholders may be called from time to time by either a Fund or the shareholders (for certain matters and under special conditions described in the Funds' Statements of
         Additional Information).  Under the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in a fund's proxy statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of Fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Fund's securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held.  Another requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been submitted a reasonable time before the Fund began to print and mail this Proxy Statement in order to be included in this Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special meeting after the meeting to which this Proxy Statement relates must be received by the
         Fund a reasonable time before the Fund begins to print and mail the proxy materials for that meeting.
         Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Proxy Statement.  The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o        Shareholder Communications to the Board.  Shareholders who desire to communicate generally with the
         Board should address their correspondence to the Board of Trustees of the applicable Fund and may submit their correspondence by mail to the Fund at 6803 South Tucson Way, Centennial, CO 80112, attention
         Secretary of the Fund; and if the correspondence is intended for a particular Trustee, the shareholder should so indicate.

                                           ADDITIONAL INFORMATION ABOUT THE FUNDS

         Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company
Act. These materials can be inspected and copied at: the SEC's Public Reference Room in Washington, D.C. (Phone:
1.202.551.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

         To avoid sending duplicate copies of materials to households, the Funds mail only one copy of each report to shareholders having the same last name and address on the Funds' records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expenses.  If you want to receive multiple copies of these materials or request householding in the future, you may call the transfer agent at
1.800.399.7181.  You may also notify the transfer agent in writing at 6803 South Tucson Way, Centennial, Colorado
80112.  Individual copies of prospectuses and reports will be sent to you within 30 days after the transfer agent receives your request to stop householding.

Principal Shareholders

         As of December 31, 2007, none of the officers and Trustees of Market Neutral Hedge Fund or Core
Strategies Hedge Fund, owned any shares of their respective Fund. As of December 31, 2007, the only persons who owned of record or were known by Market Neutral Hedge Fund or Core Strategies to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit A to the Statement of
Additional Information dated July 27, 2007 of Core Strategies Hedge Fund.

                                        STATEMENT OF ADDITIONAL INFORMATION
                                         TO PROSPECTUS AND PROXY STATEMENT
                                                        OF
                                      OFI TREMONT CORE STRATEGIES HEDGE FUND

                                                      PART B

                                           Acquisition of the Assets of
                                       OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                         By and in exchange for Shares of
                                      OFI TREMONT CORE STRATEGIES HEDGE FUND

         This Statement of Additional Information to this Prospectus and Proxy Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of OFI Tremont Market Neutral Hedge Fund
("Market Neutral Hedge Fund") for shares of Core Strategies Hedge Fund ("Core Strategies Hedge Fund") (the
"Reorganization").

         This SAI consists of this Cover Page, an Exhibit identifying the principal shareholders of either Fund listed above, and the following documents which are incorporated into this SAI by reference: (i) the Statement of
Additional Information of Market Neutral Hedge Fund dated July 27, 2007, as supplemented December 21, 2007 ; (ii)
the Statement of Additional Information of Core Strategies Hedge Fund dated July 27, 2007, as supplemented
December 28, 2007, which includes audited financial statements of Core Strategies Hedge Fund for the 12-month period ended March 31, 2007; (iii) the semi-annual report of Core Strategies Hedge Fund, dated September 30,
2007, which includes unaudited financial statements for the 6-month period ended September 30, 2007; (iv) the annual report of Market Neutral Hedge Fund which includes audited financial statements of Market Neutral Hedge
Fund for the 12-month period ended March 31, 2007; (v) the semi-annual report of Market Neutral Hedge Fund dated
September 30, 2007, which includes unaudited financial statements for the 6-month period ended September 30,
2007.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and
Proxy Statement dated February 11, 2008 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling 1.800.399.7181, or by writing OppenheimerFunds Services at P.O. Box 5270, Denver,
Colorado 80217. The date of this SAI is February 11, 2008.

                                          PRO FORMA FINANCIAL STATEMENTS

         Shown below are unaudited pro forma financial statements for the combined Core Strategies Hedge Fund assuming the Reorganization had been consummated as of September 30, 2007. The first table presents pro forma
Statement of Assets and Liabilities for the combined Core Strategies Hedge Fund. The second table presents pro forma Statement of Operations for the combined Core Strategies Hedge Fund. The third table presents a pro forma
Statement of Investments for the combined Core Strategies Hedge Fund.

         The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position for Market Neutral Hedge Fund at September 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of Market Neutral Hedge Fund and Core Strategies Hedge Fund for the
period ended September 30, 2007. The unaudited pro forma combined financial statements may not necessarily by representative of what the actual combined financial statements would have been had the Reorganization occurred at September 30, 2007. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Market Neutral Hedge Fund for pre-combination periods will not be restated.
The unaudited pro forma statement of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the
Statements of Additional Information for each Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2007
(UNAUDITED)
OFI TREMONT CORE STRATEGIES HEDGE FUND AND OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                                                                                  Pro Forma
                                                                                                                   Combined
                                                               OFI Tremont      OFI Tremont                      OFI Tremont
                                                             Core Strategies   Market Neutral    Pro Forma     Core Strategies
                                                               Hedge Fund        Hedge Fund     Adjustments      Hedge Fund
--------------------------------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value
   (cost $111,965,218 and $42,179,583)                       $   167,376,728   $   57,032,750                  $   224,409,478
--------------------------------------------------------------------------------------------------------------------------------
Other investments (cost $336,049)                                    199,239               --                          199,239
--------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents (cost $1,094,259 and
   $2,795,568)                                                     1,094,259        2,795,568                        3,889,827
--------------------------------------------------------------------------------------------------------------------------------
Receivables:
Investment funds sold                                             16,822,155       14,096,773                       30,918,928
Investments in investment funds made in advance                   13,000,000               --                       13,000,000
Receivable from Adviser                                               45,451            8,856                           54,307
Other assets                                                          51,616           26,338                           77,954
                                                             -------------------------------------------------------------------
Total assets                                                     198,589,448       73,960,285                      272,549,733

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payables:
Shareholder Redemptions                                                   --       18,888,336                       18,888,336
Payable on borrowings                                              4,000,000               --                        4,000,000
Management fee                                                       435,944          142,044                          577,988
Administration fee                                                    47,980           18,321                           66,301
Professional fees                                                     48,118           42,799                           90,917
Trustees' fees                                                        11,406            3,554                           14,960
Miscellaneous fees                                                    36,586           23,527                           60,113
                                                             -------------------------------------------------------------------
Total liabilities                                                  4,580,034       19,118,581                       23,698,615

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $   194,009,414   $   54,841,704                  $   248,851,118
                                                             ===================================================================

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest
   ($0.001 par value, unlimited shares authorized)           $           194   $           60   $        (5) 1 $           249
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                       185,898,794       56,272,747             5 1      242,171,546
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (41,495,352)     (12,575,165)                     (54,070,517)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
   funds and securities                                           (5,668,922)      (3,709,105)                      (9,378,027)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investment funds
   and securities                                                 55,274,700       14,853,167                       70,127,867
                                                             -------------------------------------------------------------------
NET ASSETS                                                   $   194,009,414   $   54,841,704                  $   248,851,118
                                                             ===================================================================

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
(based on net assets of $194,009,414 and 194,314.083         $        998.43   $       918.87                  $        998.43 2
shares of beneficial interest outstanding in OFI
Tremont Core Strategies Hedge Fund as well as
$54,841,704 and 59,683.969 shares of beneficical
interest outstanding in OFI Tremont Market Neutral
Hedge Fund)

1. Represents the issuance of shares of OFI Tremont Core Strateggies Hedge Fund in a tax-free exchange.

2. OFI Tremont Market Neutral Hedge Fund shares will be exchanged for OFI Core
Strategies Hedge Fund shares.

PRO FORMA COMBINING STATEMENT OF OPERATIONS SEPTEMBER 30, 2007 (UNAUDITED)
OFI TREMONT CORE STRATEGIES HEDGE FUND AND OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                                                                                     Pro Forma
                                                                                                                      Combined
                                                                     OFI Tremont     OFI Tremont                    OFI Tremont
                                                                   Core Strategies  Market Neutral   Pro Forma     Core Strategies
                                                                      Hedge Fund      Hedge Fund    Adjustments       Hedge Fund
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $       178,788  $       46,923                 $       225,711

-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Management fee                                                           1,458,862         464,950       92,989 1        2,016,801
-----------------------------------------------------------------------------------------------------------------------------------
Administration fee                                                         145,904          55,801                         201,705
-----------------------------------------------------------------------------------------------------------------------------------
Interest Expense                                                            34,750          47,467                          82,217
-----------------------------------------------------------------------------------------------------------------------------------
Professional fees                                                           20,329          31,752                          52,081
-----------------------------------------------------------------------------------------------------------------------------------
Registration fees                                                           12,587          17,685                          30,272
-----------------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                  4,218           1,374                           5,592
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous fees                                                          53,367          27,533                          80,900
                                                                   ----------------------------------------------------------------

Total expenses                                                           1,730,017         646,562                       2,376,579
Less: Waiver of expenses by the Adviser                                   (272,638)        (89,092)     (92,989) 1        (454,719)
                                                                   ----------------------------------------------------------------

Net expenses                                                             1,457,379         557,470                       2,014,849
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (1,278,591)       (510,547)                     (1,789,138)
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)                                                                                             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain / (loss) on investments                                3,361,737      (1,076,044)                      2,285,693
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                     4,571,782      (1,491,190)                      3,080,592
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $     6,654,928  $   (3,077,781)                $     3,577,147
                                                                   ================================================================

1. CHANGE IN MANAGEMENT FEE STRUCTURE

PRO FORMA COMBINING STATEMENT OF INVESTMENTS SEPTEMBER 30, 2007 (UNAUDITED)
OFI TREMONT CORE STRATEGIES HEDGE FUND AND OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                                            -------------------------------------------------------------------
                                                                                 OFI CORE STRATEGIES HEDGE FUND
                                                            -------------------------------------------------------------------
                                                                              FAIR       % OF NET                  ACQUISITION
                                                                 COST         VALUE       ASSETS    LIQUIDITY 1       DATE 2
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN INVESTMENT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Black River Emerging Markets Credit Opportunity Fund Ltd.   $         --  $         --         0%       --                   --
Quorum Fund Ltd.                                               1,000,000     2,953,475         2%     Monthly             01/06
-------------------------------------------------------------------------------------------------------------------------------
                                                               1,000,000     2,953,475         2%

-------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.             4,225,002     6,360,095         3%     Monthly     01/03 - 01/04
GMN Fund Limited                                                      --            --        --        --                   --
Menta Global Offshore Ltd.                                     3,750,000     3,507,772         2%     Monthly             08/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.     6,250,000     9,398,351         5%     Monthly     04/05 - 07/06
Tykhe Portfolios Ltd.                                          8,000,000     6,820,471         4%     Monthly             07/06
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                   22,225,002    26,086,689        13%

-------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                            4,500,000     8,319,844         4%    Quarterly            04/04
Amber Fund (Cayman) Ltd.                                              --            --         0%       --                   --
Avenue Asia International Ltd.                                 5,000,000     5,000,858         3%    Annually             01/06
Courage Special Situations Offshore Fund Ltd.                         --            --         0%       --                   --
GoldenTree Credit Opportunities Ltd.                           3,895,580     6,130,405         3%  Semi-Annually          01/05
Halcyon Structured Opportunities Offshore Fund Ltd.                   --            --         0%       --                   --
Highland Crusader Fund II Ltd.                                 2,000,000     5,461,130         3%  Semi-Annually          09/05
JANA Offshore Partners Ltd.                                    1,750,000     1,653,900         1%    Quarterly            07/07
Jana Piranha Offshore Fund (Cayman) Ltd.                              --            --         0%       --                   --
Magnetar Risk Linked Fund Ltd.                                 2,250,000     2,404,148         1%  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                       5,000,000     5,148,155         3%    Quarterly            02/07
Perry Partners, L.P.                                                  --       860,123         0%   Illiquid 3    02/05 - 03/05
SOLUS LLC                                                      2,500,000     4,702,719         2%    Quarterly            12/04
Third Point Partners, L.P.                                            --        93,410         0%   Illiquid 3    10/04 - 04/05
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EVENT DRIVEN                                            26,895,580    39,774,692        21%

-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                           4,150,000     6,351,156         3%    Quarterly      06/03-08/04
Mariner - Tricadia Credit Strategies Fund Ltd.                 3,000,000     5,806,038         3%    Quarterly            05/05
Sorin Offshore Fund Ltd                                               --            --         0%       --                   --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   7,150,000    12,157,194         6%

-------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                                     --            --         0%       --                   --
Delta Fund Europe Ltd.                                         6,000,000     7,458,596         4%    Quarterly            01/06
Endeavour Capital Offshore Fund Ltd.                           5,544,833     8,014,018         4%    Quarterly            01/06
Hayground Cove Overseas Partners Ltd.                          4,500,000     6,803,109         4%     Monthly     11/04 - 01/05
Highline Capital Partners (QP), L.P.                           3,550,000     8,765,004         5%    Quarterly    10/03 - 04/04
Kinetics Fund, Inc.                                                   --     8,087,474         4%     Monthly             04/04
MBAM Jandakot Fund (USD Shares)                                2,000,000     2,026,841         1%     Monthly             08/07
TCS Capital International Ltd.                                 5,000,000     7,810,042         4%    Quarterly            01/06
Temujin International Fund, Ltd.                                      --            --         0%       --                   --
TT Mid-Cap Europe Long/Short Fund Ltd.                         3,000,000     3,141,788         2%     Monthly             07/07
WF Japan Fund Ltd.                                             5,000,000     5,073,047         3%     Monthly             02/06
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG/SHORT EQUITY                                       34,594,833    57,179,919        30%

-------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                              4,006,807     4,973,988         3%     Monthly             06/06

-------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                            5,100,002     9,565,360         5%    Annually     01/03 - 08/04
D.E. Shaw Composite International Fund                         3,992,994     5,807,826         3%    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                        7,000,000     8,877,585         5%    Quarterly            02/06
Stark Investments, L.P.                                               --            --         0%       --                   --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MULTI STRATEGY                                          16,092,996    24,250,771        13%
-------------------------------------------------------------------------------------------------------------------------------

Total Investments in Investment Funds                        111,965,218   167,376,728        86%

-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                          288,687       168,400         0%

-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                        47,362        30,839         0%

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                       1,094,259     1,094,259         1%
-------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS AND
CASH EQUIVALENTS                                            $113,395,526  $168,670,226        87%
                                                            =====================================

OTHER ASSETS IN EXCESS OF LIABILITIES /
(LIABILITIES IN EXCESS OF OTHER ASSETS)                                     25,339,188        13%
                                                                          -----------------------
NET ASSETS                                                                $194,009,414     100.0%
                                                                          =======================

                                                            ------------------------------------------------------------------
                                                                                OFI MARKET NEUTRAL HEDGE FUND
                                                            ------------------------------------------------------------------
                                                                             FAIR       % OF NET                   ACQUISITION
                                                                COST         VALUE       ASSETS    LIQUIDITY 1        DATE 2
------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Black River Emerging Markets Credit Opportunity Fund Ltd.   $  2,000,000  $ 2,568,622       4.7%  Semi-Annually          01/06
Quorum Fund Ltd.                                                 450,000    1,107,846       2.0%     Monthly             01/06
------------------------------------------------------------------------------------------------------------------------------
                                                               2,450,000    3,676,468       6.7%

------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.                    --      835,497       1.5%     Monthly     01/03 - 04/04
GMN Fund Limited                                               3,000,000    2,498,325       4.6%    Quarterly            04/07
Menta Global Offshore Ltd.                                     3,000,000    2,806,851       5.1%     Monthly     06/07 - 07/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.     1,000,000    1,510,557       2.8%     Monthly             07/06
Tykhe Portfolios Ltd.                                                 --           --       0.0%       --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                    7,000,000    7,651,230      14.0%

------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                                   --           --       0.0%       --                   --
Amber Fund (Cayman) Ltd.                                       1,500,000    1,440,892       2.6%    Quarterly            06/07
Avenue Asia International Ltd.                                        --           --       0.0%       --                   --
Courage Special Situations Offshore Fund Ltd.                  1,800,000    2,298,680       4.2%    Quarterly      5/05 - 6/05
GoldenTree Credit Opportunities Ltd.                           1,934,740    3,118,986       5.7%  Semi-Annually          12/04
Halcyon Structured Opportunities Offshore Fund Ltd.            2,500,000    2,524,122       4.6%    Quarterly    04/07 - 08/07
Highland Crusader Fund II Ltd.                                 1,000,000    1,908,798       3.5%  Semi-Annually          02/06
JANA Offshore Partners Ltd.                                           --           --       0.0%       --                   --
Jana Piranha Offshore Fund (Cayman) Ltd.                       2,000,000    2,560,330       4.7%    Quarterly            03/06
Magnetar Risk Linked Fund Ltd.                                   750,000      801,383       1.5%  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                       2,000,000    1,967,674       3.6%    Quarterly            04/07
Perry Partners, L.P.                                                  --      303,558       0.5%   Illiquid 3      2/05 - 4/05
SOLUS LLC                                                             --           --       0.0%       --                   --
Third Point Partners, L.P.                                            --           --       0.0%       --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL EVENT DRIVEN                                            13,484,740   16,924,423      30.9%

------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                           1,950,000    2,955,555       5.4%    Quarterly    10/03 - 05/04
Mariner - Tricadia Credit Strategies Fund Ltd.                        --           --       0.0%       --                   --
Sorin Offshore Fund Ltd                                          750,000    1,479,872       2.7%    Quarterly            07/06
------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   2,700,000    4,435,427       8.1%

------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                              3,197,294    3,869,470       7.0%    Quarterly            05/06
Delta Fund Europe Ltd.                                         2,500,000    2,998,471       5.4%    Quarterly    01/06 - 02/06
Endeavour Capital Offshore Fund Ltd.                                  --           --       0.0%       --                   --
Hayground Cove Overseas Partners Ltd.                                 --           --       0.0%       --                   --
Highline Capital Partners (QP), L.P.                                  --           --       0.0%       --                   --
Kinetics Fund, Inc.                                            1,000,000    1,468,738       2.7%     Monthly             01/07
MBAM Jandakot Fund (USD Shares)                                1,000,000    1,020,131       1.9%     Monthly             08/07
TCS Capital International Ltd.                                        --           --       0.0%       --                   --
Temujin International Fund, Ltd.                               1,500,000    2,410,288       4.4%    Quarterly            04/05
TT Mid-Cap Europe Long/Short Fund Ltd.                                --           --       0.0%       --                   --
WF Japan Fund Ltd.                                                    --           --       0.0%       --                   --
------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG/SHORT EQUITY                                        9,197,294   11,767,098      21.4%

------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                     --    1,142,717       2.1%     Monthly             11/04

------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                              750,001    2,436,306       4.4%    Annually     01/03 - 04/04
D.E. Shaw Composite International Fund                         2,497,548    3,102,847       5.7%    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                        2,500,000    2,746,865       5.0%    Quarterly            04/07
Stark Investments, L.P.                                        1,600,000    3,149,369       5.7%    Quarterly    01/04 - 04/04
------------------------------------------------------------------------------------------------------------------------------
TOTAL MULTI STRATEGY                                           7,347,549   11,435,387      20.8%
------------------------------------------------------------------------------------------------------------------------------

Total Investments in Investment Funds                         42,179,583   57,032,750     104.0%

------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                               --           --       0.0%       --                   --

------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                            --           --       0.0%       --                   --

------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                       2,795,568    2,795,568       5.1%
------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS AND
CASH EQUIVALENTS                                            $ 44,975,151  $59,828,318     109.1%
                                                            ====================================

OTHER ASSETS IN EXCESS OF LIABILITIES /
(LIABILITIES IN EXCESS OF OTHER ASSETS)                                    (4,986,614)    -9.10%
                                                                          ----------------------
NET ASSETS                                                                $54,841,704     100.0%
                                                                          ======================

                                               -----------  ------------------------------------------------------------------------
                                                PRO FORMA
                                               ADJUSTMENTS          PRO FORMA COMBINED OFI TREMONT CORE STRATEGIES HEDGE FUND
                                               -----------  ------------------------------------------------------------------------
                                                                                   FAIR       % OF NET                  ACQUISITION
                                                                  COST            VALUE        ASSETS    LIQUIDITY 1       DATE 2
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Black River Emerging Markets Credit
  Opportunity Fund Ltd.                                     $     2,000,000  $     2,568,622      1.0%  Semi-Annually          01/06
Quorum Fund Ltd.                                                  1,450,000        4,061,321      1.6%     Monthly             01/06
------------------------------------------------------------------------------------------------------------------------------------
                                                                  3,450,000        6,629,943      2.6%

------------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital
  Fund Ltd.                                                       4,225,002        7,195,592      2.9%     Monthly     01/03 - 04/04
GMN Fund Limited                                                  3,000,000        2,498,325      1.0%    Quarterly            04/07
Menta Global Offshore Ltd.                                        6,750,000        6,314,623      2.6%     Monthly     06/07 - 07/07
O'Connor Global Fundamental Market Neutral
  Long/Short Ltd.                                                 7,250,000       10,908,908      4.4%     Monthly     04/05 - 07/06
Tykhe Portfolios Ltd.                                             8,000,000        6,820,471      2.7%     Monthly             07/06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                      29,225,002       33,737,919     13.6%

------------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                               4,500,000        8,319,844      3.3%    Quarterly            04/04
Amber Fund (Cayman) Ltd.                                          1,500,000        1,440,892      0.6%    Quarterly            06/07
Avenue Asia International Ltd.                                    5,000,000        5,000,858      2.0%     Annually            01/06
Courage Special Situations Offshore Fund Ltd.                     1,800,000        2,298,680      0.9%    Quarterly    05/05 - 06/05
GoldenTree Credit Opportunities Ltd.                              5,830,320        9,249,391      3.7%  Semi-Annually  12/04 - 01/05
Halcyon Structured Opportunities Offshore
  Fund Ltd.                                                       2,500,000        2,524,122      1.0%    Quarterly    04/07 - 08/07
Highland Crusader Fund II Ltd.                                    3,000,000        7,369,928      3.0%  Semi-Annually  09/05 - 02/06
JANA Offshore Partners Ltd.                                       1,750,000        1,653,900      0.7%    Quarterly            07/07
Jana Piranha Offshore Fund (Cayman) Ltd.                          2,000,000        2,560,330      1.0%    Quarterly            03/06
Magnetar Risk Linked Fund Ltd.                                    3,000,000        3,205,531      1.3%  Semi-Annually          02/07
Oceanwood Global Opportunities Fund Ltd.                          7,000,000        7,115,829      2.9%    Quarterly    02/07 - 04/07
Perry Partners, L.P.                                                     --        1,163,681      0.5%   Illiquid 3    02/05 - 03/05
SOLUS LLC                                                         2,500,000        4,702,719      1.9%    Quarterly            12/04
Third Point Partners, L.P.                                               --           93,410      0.0%   Illiquid 3      10/04-04/05
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EVENT DRIVEN                                               40,380,320       56,699,115     22.8%

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                              6,100,000        9,306,711      3.8%    Quarterly      06/03-08/04
Mariner - Tricadia Credit Strategies
  Fund Ltd.                                                       3,000,000        5,806,038      2.3%    Quarterly            05/05
Sorin Offshore Fund Ltd                                             750,000        1,479,872      0.6%    Quarterly            07/06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      9,850,000       16,592,621      6.7%

------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Cantillon US Ltd.                                                 3,197,294        3,869,470      1.6%    Quarterly            05/06
Delta Fund Europe Ltd.                                            8,500,000       10,457,067      4.2%    Quarterly    01/06 - 02/06
Endeavour Capital Offshore Fund Ltd.                              5,544,833        8,014,018      3.2%    Quarterly            01/06
Hayground Cove Overseas Partners Ltd.                             4,500,000        6,803,109      2.7%     Monthly     11/04 - 01/05
Highline Capital Partners (QP), L.P.                              3,550,000        8,765,004      3.5%    Quarterly    10/03 - 04/04
Kinetics Fund, Inc.                                               1,000,000        9,556,212      3.9%     Monthly     04/04 - 01/07
MBAM Jandakot Fund (USD Shares)                                   3,000,000        3,046,972      1.2%     Monthly             08/07
TCS Capital International Ltd.                                    5,000,000        7,810,042      3.1%    Quarterly            01/06
Temujin International Fund, Ltd.                                  1,500,000        2,410,288      1.0%    Quarterly            04/05
TT Mid-Cap Europe Long/Short Fund Ltd.                            3,000,000        3,141,788      1.3%     Monthly             07/07
WF Japan Fund Ltd.                                                5,000,000        5,073,047      2.0%     Monthly             02/06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG/SHORT EQUITY                                          43,792,127       68,947,017     27.7%

------------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                 4,006,807        6,116,705      2.5%     Monthly     11/04 - 06/06

------------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                               5,850,003       12,001,666      4.8%     Annually      01/03-08/04
D.E. Shaw Composite International Fund                            6,490,542        8,910,673      3.6%    Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                           9,500,000       11,624,450      4.6%    Quarterly    02/06 - 04/07
Stark Investments, L.P.                                           1,600,000        3,149,369      1.3%     Annually    01/04 - 04/04
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MULTI STRATEGY                                             23,440,545       35,686,158     14.3%
------------------------------------------------------------------------------------------------------------------------------------

Total Investments in Investment Funds                        154,144,801.00   224,409,478.00     90.2%

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Crdentia Corporation 4 (481,144 shares)                             288,687          168,400      0.1%

------------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS SECURITIES
Miscellaneous Securities 5                                           47,362           30,839      0.0%

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                          3,889,827        3,889,827      1.5%
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS AND
CASH EQUIVALENTS                                            $   158,370,677  $   228,498,544     91.8%
                                                            ==========================================

OTHER ASSETS IN EXCESS OF LIABILITIES /
(LIABILITIES IN EXCESS OF OTHER ASSETS)                                           20,352,574      8.2%
                                                                             -------------------------
NET ASSETS                                                                   $   248,851,118    100.0%
                                                                             =========================

                                                                                                          EXHIBIT A

                                              PRINCIPAL SHAREHOLDERS

         Principal  Shareholders  of OFI Tremont  Market  Neutral  Hedge Fund.  As of December 31,  2007,  the only persons  who owned of record or were  known by Market  Neutral  Hedge  Fund to own  beneficially  5% or more of any class of the outstanding shares of Market Neutral Hedge Fund were:

         Hawaii Carpenters  Financial  Security Fund, Attn: Mr. Paul Marx, 1199 Dillingham Blvd. #200 Honolulu,  HI
         96817, owned 12,966.399 shares (21.73% outstanding shares)

         University System of New Hampshire,  Attn: Mr. Edward R. Mackay,  Myers Financial Center, 27 Concord Road,
         Durham, NH 03824, owned 3,095.861 shares (5.19% outstanding shares).

         HEB Savings & Retirement Plan Trust Attn: Mr. Thomas K. Witt, 646 S. Main Avenue,  San Antonio,  TX 78204,
         owned 6,349.397 shares (10.64% outstanding shares)

         Antelope Valley Hospital Attn: Ms. Leslie Wong,  Antelope Valley Hospital,  1600 W. Ave J., Lancaster,  CA
         93534, owned 4,928.271 shares (8.26% outstanding shares)

         Southwest Ohio Regional Council of Carpenters  Pension Plan Attn: Mr. Frank Reynolds,  33 Fitch Boulevard,
         Austintown, OH 44515, owned 14,300.242 shares (23.96% outstanding shares)

         United Student Aid Funds, Inc. Attn: Mr. Stephen C. Ham, 10475 Crosspoint  Blvd.,Suite 230,  Indianapolis,
         IN 46256, owned 4,223.943 shares (7.08% outstanding shares)

         Principal  Shareholders  of Core  Strategies  Hedge Fund.  As of December 31,  2007,  the only persons who owned of record or were  known by Core  Strategies  Hedge Fund to own  beneficially  5% or more of any class of the outstanding shares of Core Strategies Hedge Fund were:

         Mass Mutual  Pension Plan - Alternative  Investment  Pool-SB25  Attn:  Ms. Sera Preman,  1500 Main Street,
         Suite 800, Springfield, MA 01115, which owned 19,656.223 shares (10.12% outstanding shares).

         Memorial Hermann Healthcare System Pension Plan Attn: Mr. Jose P. Eleazar,  9401 Southwest Freeway,  Suite
         1139, Houston, TX 77074, which owned 10,603.327 shares (5.46% outstanding shares).

         Boehringer  Ingelheim  Corporation and its Affiliates  Master  Investment  Trust Attn: Ms. Dorota Biernat,
         900 Ridgebury Road, Ridgefield, CT 06877, which owned 19,002.207 shares (9.78% outstanding shares).

         Seattle  City  Employees'  Retirement  System  Attn:  Mr. Mel  Robertson,  720 Third  Avenue,  Suite 1000,
         Seattle, WA 98104, which owned 25,966.447 shares (13.36% outstanding shares).

         Hawaii Carpenters  Financial Security Fund Attn: Mr. Paul Marx, 1199 Dillingham Blvd. #200,  Honolulu,  HI
         96817, which owned 12,979.828 shares (6.68% outstanding shares).

         American Express Trust Company as Trustee for The American Express  Retirement Plan Attn:  Barbara Kontje,
         World  Financial  Center,  200  Vesey  Street,  New  York,  NY  10285,  owned  26,529.729  shares  (13.65%
         outstanding shares).

         The Community  Investment Group Attn: Mr. Jack H. Pohl, Saint Paul Foundation,  55 Fifth Street East Suite
         600, Saint Paul, MN 55101, owned 16,321.973 shares (8.40% outstanding shares).

         Arapahoe  County  Retirement  Plan Attn: Ms. Sharon L.  Gelo-Nelson US Bank as Trustee for Arapahoe County
         Retirement Plan, 950 17th Street,  DNCOT5T,  Denver, CO 80202, owned 24,430.137 shares (12.57% outstanding shares).

[logo]                                                                                                    PROXY
CARD

                                       OFI TREMONT MARKET NEUTRAL HEDGE FUND
                     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 20, 2008

The  undersigned,  revoking prior proxies,  hereby appoints Brian Wixted,  Brian Szilagyi,  and Kathleen Ives, and
each of them,  as  attorneys-in-fact  and proxies of the  undersigned,  with full power of  substitution,  to vote shares  held in the name of the  undersigned  on the record  date at the Special  Meeting of  Shareholders  of OFI
Tremont Market Neutral Hedge Fund to be held at 6803 South Tucson Way, Centennial,  Colorado,  80112, on March 20,
2008, at 1:00 P.M.  Mountain Time, or at any  adjournment  thereof,  upon the proposal  described in the Notice of
Meeting and accompanying Combined Prospectus and Proxy Statement, which have been received by the undersigned.

This proxy is solicited on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth below) has been proposed by the Board of Trustees.

When  properly  executed,  this  proxy  will be voted as  indicated  below or "FOR"  the  proposal  if no choice is indicated.  The proxy will be voted in  accordance  with the proxy  holders'  best judgment as to any other matters that may arise at the Meeting.
                                                                          Note:  Please sign this proxy  exactly as
                                                                         your  name or names  appear  hereon.  Each
                                                                         joint  owner  should  sign.  Trustees  and
                                                                         other  fiduciaries   should  indicate  the
                                                                         capacity   in  which  they   sign.   If  a
                                                                         corporation,    partnership    or    other
                                                                         entity,  this signature  should be that of
                                                                         a duly  authorized  individual  who should
                                                                         state his or her title.

                                                                         ______________________________________________
                                                                         Signature
                                                                         Date

                                                                         __________________________________________________________
                                                                         Signature (if held jointly)
                                                                         Date

                                                                         __________________________________________
                                                                         Title if a corporation, partnership or
                                                                         other entity

                                                      FOLD HERE

YOUR VOTE IS  IMPORTANT,  NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE  SUBMITTING  FOR YOUR  CONSIDERATION
IS  SIGNIFICANT  TO THE FUND AND TO YOU AS A FUND  SHAREHOLDER.  PLEASE  TAKE THE TIME TO READ THE PROXY  STATEMENT
AND CAST YOUR VOTE NOW.

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND'S BOARD OF  TRUSTEES,  AND THE PROPOSAL  BELOW HAS BEEN  PROPOSED BY
THE BOARD OF TRUSTEES.

      TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

      PROPOSAL:

1.       To approve an Agreement  and Plan of  Reorganization  between OFI Tremont  Market  Neutral Hedge Fund (the
         "Fund") and OFI Tremont Core  Strategies  Hedge Fund ("Core  Strategies  Hedge  Fund"),  and the
         transactions  contemplated thereby,  including: (a) the transfer of substantially all the assets of the Fund to Core Strategies  Hedge Fund in exchange for shares of Core Strategies Hedge Fund;
         (b) the  distribution  of shares of Core  Strategies  Hedge Fund to  shareholders of the Fund in complete  liquidation of the Fund; and (c) the  cancellation  of the  outstanding  shares of the
         Fund.

                                                FOR             AGAINST         ABSTAIN

OFI TREMONT CORE STRATEGIES HEDGE FUND

                                                 FORM N-14

                                                   PART C
                                             OTHER INFORMATION

Item 15. Indemnification

         Reference  is made to the  provisions  of  Article  Seven  of  Registrant's  Amended  and  Restated
Declaration  of Trust filed as Exhibit 16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

         Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933, as amended
(the "1933 Act") may be permitted to trustees,  officers and controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the  Securities and Exchange  Commission such  indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses incurred or paid by a trustee,  officer or controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is  asserted by such  trustee, officer or controlling  person,  Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the  Securities  Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Financial Statements and Exhibits

(1)    Exhibits:

(a)      (i) Second  Amended and  Restated  Declaration  of Trust dated  8/6/04:  Previously  filed with the
              Registrant's Post-Effective Amendment No. 11, 6/2/05, and incorporated herein by reference.

(2)      By-Laws:   Previously  filed  with  Registrant's  Pre-Effective  Amendment  No.  2,  12/18/02,  and
incorporated herein by reference.

(3)      Not applicable.

(4)      Form of Agreement and Plan of Reorganization: Filed herewith.

(5)      Not applicable.

(6)           (i)  Amended and  Restated  Investment  Advisory  Agreement  dated  1/1/05:  Previously  filed with
              Post-Effective  Amendment No. 11 to Registrant's  Registration Statement,  6/2/05, and incorporated herein by reference.

              (ii)  Amended  and  Restated  Sub-Advisory   Investment  Management  Agreement  dated  6/2/04:
              Previously filed with Post-Effective  Amendment No. 9 to Registrant's  Registration Statement,
              6/10/04, and incorporated herein by reference.

(7)           (i)   General  Distributor's  Agreement  dated  1/2/03:  Previously  filed with  Pre-Effective
              Amendment No. 1 to Registrant's Registration Statement, 10/22/02, and incorporated herein by reference.

              (ii)  Form of Selling  Agreement  between  OppenheimerFunds  Distributor,  Inc.  and  selected dealers:  Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of
              Oppenheimer  Tremont Market Neutral Fund, LLC (Reg. No.  333-71716,  12/7/01) and incorporated herein by reference.

              (iii) Form of Selling  Agreement  between  OppenheimerFunds  Distributor,  Inc.  and  selected registered  investment  advisers:  Previously  filed  with  Pre-Effective  Amendment  No. 1 to
              Registrant's Registration Statement, 10/22/02, and incorporated herein by reference.

(8)           (i) Amended and  Restated  Retirement  Plan for  Non-Interested  Trustees or  Directors  dated
              8/9/01:  Previously filed with Post-Effective  Amendment No. 34 to the Registration  Statement
              of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590),  (10/25/01),  and incorporated herein by reference.

              (ii)Form of Deferred Compensation Plan for Disinterested Trustees/Directors:  Previously filed with  Post-Effective  Amendment No. 26 to the  Registration  Statement of  Oppenheimer  Gold &
              Special Minerals Fund (Reg. No. 2-82590), (10/28/98), and incorporated by reference.

(9)      Global  Custodial  Services  Agreement  with Citibank,  N.A:  Previously  filed with  Pre-Effective
         Amendment No. 1 to  Registrant's  Registration  Statement,  10/22/02,  and  incorporated  herein by reference.

(10)          (i)   Escrow Agreement with Citibank,  N.A.: Previously filed with Pre-Effective Amendment No.
              1 to Registrant's Registration Statement, 10/22/02, and incorporated herein by reference.

              (ii)  Amended   and   Restated   Administration   Agreement   between   the   Registrant   and
              OppenheimerFunds,  Inc. dated 6/2/04:  Previously filed with Post-Effective Amendment No. 9 to
              Registrant's Registration Statement, 6/10/04, and incorporated herein by reference.

              (iii) Amended and Restated  Sub-Administration  Agreement between  OppenheimerFunds,  Inc. and
              Tremont Partners, Inc. dated 6/2/04:  Previously filed with Post-Effective  Amendment No. 9 to
              Registrant's Registration Statement, 6/10/04, and incorporated herein by reference.

              (iv)  Fund and Investor  Accounting  Services  Agreement  between  OppenheimerFunds,  Inc. and selected  broker-dealers or financial advisers:  Previously filed with Pre-Effective Amendment
              No. 1 to Registrant's Registration Statement, 10/22/02, and incorporated herein by reference.

(11)              Opinion and Consent of Counsel: To be filed by Amendment.

(12)              Tax Opinion: To be filed by Amendment.

(13)              Not applicable.

(14)              Consent of KPMG LLP: Filed herewith

(15)              Not Applicable

(16)              (i)      Power of Attorney  for all  Trustees/Directors  and Brian Wixted dated August 16,
                  2007: Previously filed with Post-Effective  Amendment No. 1 to the Registration  Statement
                  of Oppenheimer Global Value Fund (Reg. No. 333-144517),  9/10/07,  and incorporated herein by reference.

Item 17. Undertakings

(1)      The undersigned  registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus  which is a part of this  registration  statement by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the  Securities Act [17 CFR 230.145c],
the reoffering  prospectus will contain the information  called for by the applicable  registration form for the  reofferings by persons who may be deemed  underwriters,  in addition to the  information  called for by the other items of the applicable form.

(2)      The  undersigned  registrant  agrees that every  prospectus that is filed under paragraph (1) above will be filed as a part of an  amendment  to the  registration  statement  and  will not be used  until  the amendment is effective,  and that, in  determining  any  liability  under the 1933 Act, each  post-effective amendment shall be deemed to be a new  registration  statement or the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                 SIGNATURES

         As required by the Securities Act of 1933, as amended, this Registration  Statement has been signed on behalf of the  Registrant,  in the City of New York,  and State of New York,  on the 4th day of  January,
2007.

                                                     OFI Tremont Core Strategies Hedge Fund

                                                     By:      /s/ John V. Murphy*
                                                              John V. Murphy, President,
                                                              Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
Brian F. Wruble                             Board of Trustees                           January 4, 2008

/s/ John V. Murphy*                         President, Principal
John V. Murphy                              Executive Officer and Trustee               January 4, 2008

/s/ Brian W. Wixted*                        Treasurer, Principal                        January 4, 2008
Brian W. Wixted                             Financial & Accounting Officer

/s/ David K. Downes*                        Trustee                                     January 4, 2008
David K. Downes

/s/ Matthew P. Fink*                        Trustee                                     January 4, 2008
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     January 4, 2008
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     January 4, 2008
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     January 4, 2008
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     January 4, 2008
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*               Trustee                                     January 4, 2008
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     January 4, 2008
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     January 4, 2008
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                   OFI TREMONT CORE STRATEGIES HEDGE FUND

                                   Registration Statement No. 333-111256

                                               EXHIBIT INDEX

Exhibit No.           Description

16(4)                 Form of Agreement and Plan of Reorganization

16 (14)               Consent of Independent Registered Public Accounting Firm